   As filed with the Securities and Exchange Commission on January 31, 1996

                                             1933 Act Registration No. 2-39560
                                            1940 Act Registration No. 811-2147


                      SECURITIES AND EXCHANGE COMMISSION
--------------------------------------------------------------------------------
                            Washington, D.C. 20549
                                   FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      ___
                       Pre-Effective Amendment No._____                  ___
                     Post-Effective Amendment No. 48                      X
                                                                         ---

                                    and/or
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                   ___
                               Amendment No. 48                           X
                                                                         ---


                        IAI INVESTMENT FUNDS VII, INC.
              (Exact Name of Registrant as Specified in Charter)


                      3700 First Bank Place, P.O. Box 357
                         Minneapolis, Minnesota  55440
             (Address of Principal Executive Offices)  (Zip Code)


                                (612) 376-2700
             (Registrant's Telephone Number, including Area Code)


Christopher J. Smith, Esq.                     Copy to:
3700 First Bank Place                          Michael J. Radmer, Esq.
P.O. Box 357                                   Dorsey & Whitney
Minneapolis, Minnesota  55440                  220 South Sixth Street
(Name and Address of Agent for Service)        Minneapolis, Minnesota  55402


 It is proposed that this filing will become effective (check appropriate box)
          X   immediately upon filing pursuant to paragraph (b)
         ---
         ___  on (date) pursuant to paragraph (b)
         ___  60 days after filing pursuant to paragraph (a)(1)
         ___  on (date) pursuant to paragraph (a)(1)
         ___  75 days after filing pursuant to paragraph (a)(2)
         ___  on (date) pursuant to paragraph (a)(2) of Rule 485


 If appropriate, check the following box:

         ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Registrant has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Rule 24f-2 Notices were last filed with the Commission on May 23, 1995.

                        IAI INVESTMENT FUNDS VII, INC.

                                   FORM N-1A
                             CROSS-REFERENCE SHEET

Item Number     Caption                                            Prospectus Caption
-----------     -------                                            ------------------

    1           Cover Page......................................   Cover Page of Prospectus

    2           Synopsis........................................   Fund Expense Information

    3           Condensed Financial Information.................   Financial Highlights; Investment Performance

    4           General Description of Registrant...............   Investment Objectives and Policies; Description of Common
                                                                   Stock; Additional Information

    5           Management of the Fund..........................   Fund Expense Information; Management; Additional
                                                                   Information; Custodian, Transfer Agent and Dividend
                                                                   Disbursing Agent

    5A          Management's Discussion of Fund Performance.....   Information is Contained in the Annual Report

    6           Capital Stock and Other Securities..............   Dividends, Distributions and Tax Status; Description of
                                                                   Common Stock; Additional Information

    7           Purchase of Securities Being Offered............   Plan of Distribution; Computation of Net Asset Value and
                                                                   Pricing; Purchase of Shares; Automatic Investment Plan;
                                                                   Exchange Privilege; Automatic Exchange Plan; Retirement
                                                                   Plans


    8           Redemption or Repurchase........................   Systematic Cash Withdrawal Plan; Redemption of Shares;
                                                                   Authorized Telephone Trading

    9           Pending Legal Proceedings.......................   Not Applicable

Item Number     Caption                                            Statement of Additional Information Caption
-----------     -------                                            -------------------------------------------

    10          Cover Page......................................   Cover Page of Statement of Additional Information

    11          Table of Contents...............................   Table of Contents

    12          General Information and History.................   History

    13          Investment Objectives and Policies..............   Investment Objectives and Policies; Investment Restrictions

    14          Management of the Fund..........................   Management

    15          Control Persons and Principal
                  Holders of Securities.........................   Management; Capital Stock

    16          Investment Advisory and Other Services..........   Management; Plan of Distribution; Counsel and Auditors;
                                                                   Custodian, Transfer Agent and Dividend Disbursing Agent

    17          Brokerage Allocation............................   Portfolio Transactions and Allocation of Brokerage

    18          Capital Stock and Other Securities..............   Capital Stock

    19          Purchase, Redemption and Pricing
                of Securities Being Offered.....................   Net Asset Value and Public Offering  Price

    20          Tax Status......................................   Tax Status

    21          Underwriters....................................   Plan of Distribution

    22          Calculation of Performance Data.................   Investment Performance

    23          Financial Statements............................   Financial Statements

                        PROSPECTUS DATED AUGUST 1, 1995

                        AS SUPPLEMENTED JANUARY 31, 1996
                        --------------------------------

                         IAI CAPITAL APPRECIATION FUND
                            IAI EMERGING GROWTH FUND
                                IAI GROWTH FUND
                           IAI GROWTH AND INCOME FUND
                             IAI MIDCAP GROWTH FUND
                               IAI REGIONAL FUND
                                 IAI VALUE FUND

                             3700 FIRST BANK PLACE
                                  P.O. BOX 357
                          MINNEAPOLIS, MINNESOTA 55440
                            TELEPHONE 1-612-376-2700
                                 1-800-945-3863



IAI Capital Appreciation Fund's investment objective is long-term capital appreciation. Capital Appreciation Fund pursues its investment objective by investing primarily in equity securities of U.S. companies that have above-average prospects for growth.

IAI Emerging Growth Fund pursues its objective of long-term capital appreciation by investing primarily in equity securities of small and medium sized companies that are in the early stages of their life cycles and which have demonstrated or have the potential for above average capital growth.

IAI Growth Fund's investment objective is long-term capital appreciation.
Growth Fund pursues its objective by investing primarily in equity securities of established companies that are expected to increase earnings at an above average rate.

IAI Growth and Income Fund's primary investment objective is capital appreciation, with income being its secondary objective. Growth and Income Fund pursues its objectives by investing primarily in equity securities which offer the potential for capital appreciation and secondarily by investing in income-producing equity securities.

IAI Midcap Growth Fund's investment objective is long-term capital appreciation. Midcap Growth Fund pursues its investment objective by investing primarily in equity securities of medium-sized U.S. companies that have above-average prospects for growth.

IAI Regional Fund pursues its objective of capital appreciation by investing at least 80% of its equity investments in companies which have their headquarters in Minnesota, Wisconsin, Iowa, Illinois, Nebraska, Montana, North Dakota or South Dakota.

IAI Value Fund pursues its investment objective of long-term capital appreciation primarily by investing in securities believed by management to be undervalued and which are considered to offer unusual opportunities for capital growth.

This Prospectus sets forth concisely the information which a prospective investor should know about each Fund before investing and it should be retained for future reference. A "Statement of Additional Information" dated August 1, 1995, as supplemented January 31, 1996, which provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, call or write the Funds at the address or telephone number shown on the inside back cover of this Prospectus.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                             Page
FUND EXPENSE INFORMATION...................................     4
FUND DIRECTORS.............................................     5
FINANCIAL HIGHLIGHTS.......................................     6
INVESTMENT PERFORMANCE.....................................    12
INVESTMENT OBJECTIVES AND POLICIES.........................    12
     CAPITAL APPRECIATION FUND.............................    12
     EMERGING GROWTH FUND..................................    13
     GROWTH FUND...........................................    13
     GROWTH AND INCOME FUND................................    14
     MIDCAP GROWTH FUND....................................    14
     REGIONAL FUND.........................................    15
     VALUE FUND............................................    15
PORTFOLIO SECURITIES AND OTHER FUND INVESTMENT TECHNIQUES..    16
FUND RISK FACTORS..........................................    18
     Investment Restrictions...............................    20
MANAGEMENT.................................................    20
     ALL FUNDS OTHER THAN CAPITAL APPRECIATION FUND........    20
     CAPITAL APPRECIATION FUND.............................    22
PLAN OF DISTRIBUTION.......................................    22
COMPUTATION OF NET ASSET VALUE AND PRICING.................    23
PURCHASE OF SHARES.........................................    23
RETIREMENT PLANS...........................................    24
AUTOMATIC INVESTMENT PLAN..................................    25
REDEMPTION OF SHARES.......................................    25
EXCHANGE PRIVILEGE.........................................    25
AUTOMATIC EXCHANGE PLAN....................................    26
AUTHORIZED TELEPHONE TRADING...............................    26
SYSTEMATIC CASH WITHDRAWAL PLAN............................    27
DIVIDENDS, DISTRIBUTIONS AND TAX STATUS....................    27
DESCRIPTION OF COMMON STOCK................................    28
COUNSEL AND AUDITORS.......................................    28
CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT....    28
ADDITIONAL INFORMATION.....................................    29

                            FUND EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
                                                     IAI
                                                   Emerging                       IAI
                                IAI Capital         Growth          IAI        Growth and   IAI Midcap        IAI           IAI
                             Appreciation Fund       Fund       Growth Fund   Income Fund   Growth Fund   Regional Fund  Value Fund
----------------------------------------------------------------------------------------------------------------------------------
Sales Load Imposed on
 Purchases                         None              None           None          None         None          None          None
Sales Load Imposed on
 Reinvested Dividends              None              None           None          None         None          None          None
Redemption Fees                    None              None           None          None         None          None          None
Exchange Fees                      None              None           None          None         None          None          None


ANNUAL FUND OPERATING EXPENSES
------------------------------
(NET OF REIMBURSEMENTS)
----------------------
                                                     IAI                          IAI
                                IAI Capital        Emerging         IAI        Growth and   IAI Midcap        IAI            IAI
                                Appreciation        Growth         Growth        Income       Growth        Regional        Value
                                    Fund*            Fund**         Fund**        Fund**      Fund**          Fund**        Fund**
----------------------------------------------------------------------------------------------------------------------------------
Management Fee                    1.25%***            .74%          .75%          .74%         .75%           .71%           .75%
Rule 12b-1 Fee                     None               .25%          .02%          .25%         .18%           .25%           .12%
Other Expenses                     None               .26%          .48%          .26%         .32%           .27%           .38%
                                  -----              ----          ----          ----         ----           ----           ----
Total Fund Operating              1.25%***           1.25%         1.25%         1.25%        1.25%          1.23%          1.25%
 Expenses                         ----               ----          ----          ----         ----           ----           ----
-----------------------------------------------------------------------------------------------------------------------------------

*    as a percentage of average daily net assets
**   as a percentage of average month-end net assets; net of reimbursements
***  after fee waiver

EXAMPLE:

Based upon the levels of Total Fund Operating Expenses listed above, you would pay the following expenses on a $1,000 investment, assuming a five percent annual return and redemption at the end of each period:

                                           1 Year  3 Years  5 Years  10 Years
                                           ------  -------  -------  --------
          IAI Capital Appreciation Fund       $13      $40       --        --
          IAI Emerging Growth Fund            $13      $40      $69      $151
          IAI Growth Fund                     $13      $40      $69      $151
          IAI Growth and Income Fund          $13      $40      $69      $151
          IAI Midcap Growth Fund              $13      $40      $69      $151
          IAI Regional Fund                   $13      $39      $68      $149
          IAI Value Fund                      $13      $40      $69      $151

          The purpose of the above table is to assist you in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. For all Funds except Capital Appreciation Fund, the information in the table is based upon actual expenses the Funds incurred for the fiscal year or period ended March 31, 1995. For Capital Appreciation Fund, the fees set forth in the table reflect estimated fees and expenses of the Fund for its fiscal period ending March 31, 1996. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

          For all Funds except Capital Appreciation Fund, each of such Fund's Total Fund Operating Expenses are subject to a contractual expense limitation of 1.25% of the Fund's average month-end net assets, as further described in the section "Management." Absent such expense limitations, each of Growth Fund, Midcap Growth Fund and Value Fund would pay .25% of its average month-end net assets in Rule 12b-1 Fees. For such Funds, projected Total Fund Operating Expenses set forth above are the same as the actual Total Fund Operating Expenses for the fiscal year or period ended March 31, 1995. Because each Fund's Rule 12b-1 Fee is based on a percentage of such Fund's net assets, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by Section 26 of the National Association of Securities Dealers' Rules of Fair Practice.

          With respect to Capital Appreciation Fund, the Fund's investment adviser has voluntarily agreed to waive the Management Fee in excess of 1.25% of the Fund's average daily net assets until March 31, 1997. Absent such voluntary waiver, the Fund would pay 1.40% of its average daily net assets as the Management Fee.

          Further information concerning fees paid by each Fund is set forth in the section "Management" below and in the Statement of Additional Information.


                                 FUND DIRECTORS

               Madeline Betsch              Richard E. Struthers

               W. William Hodgson           J. Peter Thompson

               George R. Long               Charles H. Withers

               Noel P. Rahn

                              FINANCIAL HIGHLIGHTS

The following information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report is included in the Fund's Annual Report. The Financial Highlights section of the Annual Report is incorporated by reference in (and is a part of) the Statement of Additional Information. Such Annual Report may be obtained by shareholders on request from the Fund at no charge.

EMERGING GROWTH FUND
                                                                                    PERIOD FROM
                                                    YEARS ENDED MARCH 31,         AUGUST 5, 1991*
                                               --------------------------------          TO
                                                 1995        1994        1993      MARCH 31, 1992
                                               --------    --------    --------   ---------------
NET ASSET VALUE:
 Beginning of period                           $  15.20    $  13.47    $  11.91         $   10.00
                                               --------    --------    --------         ---------
Operations:
 Net investment income (loss)                      (.07)       (.10)       (.05)              .01
 Net realized and unrealized gains                 1.42        2.18        2.37              1.91
                                               --------    --------    --------         ---------
 Total from operations                             1.35        2.08        2.32              1.92
                                               --------    --------    --------         ---------
Distributions to shareholders from:
 Net investment income                               --          --          --              (.01)
 Net realized gains                                (.72)       (.35)       (.76)               --
                                               --------    --------    --------         ---------
 Total distributions                               (.72)       (.35)       (.76)             (.01)
                                               --------    --------    --------         ---------
NET ASSET VALUE:
   End of period                               $  15.83    $  15.20    $  13.47         $   11.91
                                               ========    ========    ========         =========
Total investment return **                        10.23%      15.43%      21.90%            19.23%
Net assets at end of period (000's omitted)    $342,874    $225,510    $131,514         $  38,110
RATIOS:
 Expenses to average net assets                    1.25%       1.25%       1.25%             1.25%***
 Net investment income (loss)
  to average net assets                            (.54%)      (.77%)      (.72%)             .14%***
 Portfolio turnover rate
  (excluding short-term securities)                58.1%       76.3%       96.1%            126.6%
-----------------------

*    Commencement of operations
** Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.
***  Annualized

GROWTH FUND

The following information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report is included in the Fund's Annual Report. The Financial Highlights section of the Annual Report is incorporated by reference in (and is a part of) the Statement of Additional Information. Such Annual Report may be obtained by shareholders on request from the Fund at no charge.

                                                 PERIOD FROM            PERIOD FROM
                                               AUGUST 1, 1994        AUGUST 6, 1993***
                                            TO MARCH 31, 1995****    TO JULY 31, 1994
                                            ---------------------    ----------------
NET ASSET VALUE:
 Beginning of period                              $9.87                   $10.00
                                                  -----                   ------

OPERATIONS:
 Net investment income                              .04                      .01
 Net realized and unrealized gains (losses)        1.07                     (.13)
                                                  -----                   ------
Total from operations                              1.11                     (.12)
                                                  -----                   ------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income                              (.03)                    (.01)
                                                   ----                     ----
Total distributions                                (.03)                    (.01)
                                                   ----                     ----
NET ASSET VALUE:
 End of period                                   $10.95                    $9.87
                                                 ======                    =====

Total investment return*                          11.24%                   (1.21%)

Net assets at end of period (000's omitted)     $26,794                  $14,408

RATIOS:
 Expenses to average net assets**                  1.25%                    1.25%
 Net investment income to average net
  assets**                                         0.61%                    0.16%
 Portfolio turnover rate (excluding short-
  term securities)                                 68.7%                   105.4%

----------------
* Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.
**   Annualized
***  Commencement of operations
**** Reflects fiscal year-end change from July 31 to March 31.

GROWTH AND INCOME FUND

The following information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report is included in the Fund's Annual Report. The Financial Highlights section of the Annual Report is incorporated by reference in (and is a part of) the Statement of Additional Information. Such Annual Report may be obtained by shareholders on request from the Fund at no charge.

                                                                    YEARS ENDED MARCH 31,
                             ------------------------------------------------------------------------------------------------------
                               1995       1994       1993       1992      1991      1990      1989      1988       1987      1986
                             --------   --------   --------   --------   -------   -------   -------   -------    -------   -------
NET ASSET VALUE:
 Beginning of period         $  13.91   $  15.19   $  14.73   $  14.48   $ 15.47   $ 16.01   $ 14.80   $ 17.32    $ 16.09   $ 13.25
                             ------------------------------------------------------------------------------------------------------
Operations:
 Net investment income            .12        .09        .07        .13       .29       .39       .31       .28        .33       .42
 Net realized and
  unrealized
  gains (losses)                 1.04        .38       1.17       1.20       .72      2.26      2.23     (1.09)      3.07      3.36
                             ------------------------------------------------------------------------------------------------------
   Total from operations         1.16        .47       1.24       1.33      1.01      2.65      2.54      (.81)      3.40      3.78
                             ------------------------------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income           (.10)      (.06)      (.07)      (.14)     (.30)     (.43)     (.23)     (.37)      (.37)     (.48)

 Net realized gains              (.65)     (1.69)      (.71)      (.94)    (1.70)    (2.76)    (1.10)    (1.34)     (1.80)     (.46)
                             ------------------------------------------------------------------------------------------------------
 Total distributions             (.75)     (1.75)      (.78)     (1.08)    (2.00)    (3.19)    (1.33)    (1.71)     (2.17)     (.94)
                             ------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
   End of period             $  14.32   $  13.91   $  15.19   $  14.73   $ 14.48   $ 15.47   $ 16.01   $ 14.80    $ 17.32   $ 16.09
                             ======================================================================================================
Total investment return *        8.92%      3.07%      9.04%      9.56%     7.42%    16.77%    18.06%    (4.89%)    24.25%    30.62%
Net assets at end of period
(000's omitted)              $101,256   $119,102   $134,308   $113,324   $90,590   $76,484   $76,901   $83,290    $83,691   $69,126
RATIOS:
 Expenses to average
  net assets                     1.25%      1.25%      1.25%      1.25%     1.05%     1.00%      .90%      .80%       .80%      .70%
 Net investment income to
  average net assets             0.80%      0.60%      0.61%      1.03%     2.19%     2.10%     1.80%     1.70%      2.10%     2.90%
 Portfolio turnover rate
  (excluding short-term
    securities)                  79.1%     205.6%     175.6%     210.1%     68.5%     66.2%     48.3%     35.8%      67.5%     50.0%
-----------------------------------------------------------------------------------------------------------------------------------

*Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

 MIDCAP GROWTH FUND

 The following information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report is included in the Fund's Annual Report. The Financial Highlights section of the Annual Report is incorporated by reference in (and is a part of) the Statement of Additional Information. Such Annual Report may be obtained by shareholders on request from the Fund at no charge.

                                          YEARS ENDED MARCH 31,       PERIOD FROM
                                          --------------------     APRIL 10, 1992** TO
                                            1995        1994         MARCH 31, 1993
                                          --------     -------     --------------------
NET ASSET VALUE:
  Beginning of period                    $ 13.67       $ 11.88            $ 10.00
                                         -------       -------            -------

Operations:
  Net investment income (loss)              (.04)         (.04)               .02
  Net realized and unrealized gains         2.35          1.99               1.89
                                         -------       -------            -------
  Total from operations                     2.31          1.95               1.91
                                         -------       -------            -------

Distributions to shareholders from:
  Net investment income                       --            --               (.03)
  Net realized gains                        (.63)         (.16)                --
                                         -------       -------            -------
  Total distributions                       (.63)         (.16)              (.03)
                                         -------       -------            -------

Net Asset Value:
  End of period                          $ 15.35       $ 13.67            $ 11.88
                                         =======       =======            =======

Total investment return***                 17.63%        16.40%             19.09%

Net assets at end of period (000's        88,075       $56,618            $22,070
 omitted)

RATIOS:
  Expenses to average net assets            1.25%         1.25%              1.25%*
  Net investment income to average net      (.33%)        (.45%)              .24%*
   assets
  Portfolio turnover rate (excluding        51.3%         49.7%              57.6%
   short-term securities)
______________________________

*    Annualized
**   Commencement of operations
*** Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

REGIONAL FUND

The following information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report is included in the Fund's Annual Report. The Financial Highlights section of the Annual Report is incorporated by reference in (and is a part of) the Statement of Additional Information. Such Annual Report may be obtained by shareholders on request from the Fund at no charge.

                                               YEARS ENDED MARCH 31,
                               ----------------------------------------------------
                                 1995       1994       1993       1992       1991
                               --------   --------   --------   --------   --------

NET ASSET VALUE:
 Beginning of period           $  20.94   $  22.23   $  21.29   $  21.03   $  18.95
                               ----------------------------------------------------

Operations:
 Net investment income              .17        .21        .21        .20        .35
 Net realized and
  unrealized
  gains (losses)                   1.84        .51       1.48       2.38       2.88
                               ----------------------------------------------------
 Total from operations             2.01        .72       1.69       2.58       3.23
                               ----------------------------------------------------

Distributions to
 shareholders from:
 Net investment income             (.20)      (.18)      (.23)      (.24)      (.33)
 Net realized gains               (1.19)     (1.83)      (.52)     (2.08)      (.82)
                               ----------------------------------------------------
 Total distributions              (1.39)     (2.01)      (.75)     (2.32)     (1.15)
                               ----------------------------------------------------

NET ASSET VALUE:
 End of period                 $  21.56   $  20.94   $  22.23   $  21.29   $  21.03
                               ====================================================

Total investment return *         10.35%      3.26%      8.31%     12.77%     18.01%

Net assets at end of period
 (000's omitted)               $523,364   $596,572   $659,904   $528,763   $284,054

RATIOS:
 Expenses to average net
  assets                           1.23%      1.25%      1.25%      1.25%      1.01%
 Net investment income to
  average net assets                .74%       .94%      1.09%      1.20%      2.27%
 Portfolio turnover rate
  (excluding short-term
   securities)                    150.0%     163.0%     139.7%     140.6%     168.7%
---------------------------


                                               YEARS ENDED MARCH 31,
                              ---------------------------------------------------
                                1990       1989      1988        1987      1986
                              --------   --------   -------    --------   -------

NET ASSET VALUE:
 Beginning of period          $  19.38   $  17.11   $ 21.19    $  23.44   $ 17.29
                              ---------------------------------------------------

Operations:
 Net investment income             .46        .36       .33         .36       .41
 Net realized and
  unrealized
  gains (losses)                  3.59       2.76      (.80)       4.26      6.57
                              ---------------------------------------------------

 Total from operations            4.05       3.12      (.47)       4.62      6.98
                              ---------------------------------------------------

Distributions to
 shareholders from:
 Net investment income            (.51)      (.28)     (.40)       (.42)     (.43)
 Net realized gains              (3.97)      (.57)    (3.21)      (6.45)     (.40)
                              ---------------------------------------------------
 Total distributions             (4.48)      (.85)    (3.61)      (6.87)     (.83)
                              ---------------------------------------------------

NET ASSET VALUE:
 End of period                $  18.95   $  19.38   $ 17.11    $  21.19   $ 23.44
                              ===================================================

Total investment return *        21.66%     18.63%    (1.40%)     25.57%    42.20%

Net assets at end of period
 (000's omitted)              $138,270   $102,425   $85,666    $101,949   $77,743

RATIOS:
 Expenses to average net
  assets                           .99%      1.00%      .80%        .80%      .80%
 Net investment income to
  average net assets              2.31%      2.00%     1.60%       1.80%     2.10%
 Portfolio turnover rate
  (excluding short-term
   securities)                   116.2%      93.7%     85.3%      132.5%    112.0%
---------------------------

*Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

 VALUE FUND

 The following information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report is included in the Fund's Annual Report. The Financial Highlights section of the Annual Report is incorporated by reference in (and is a part of) the Statement of Additional Information. Such Annual Report may be obtained by shareholders on request from the Fund at no charge.


                                                  YEARS ENDED MARCH 31,
                                      ------------------------------------------------
                                        1995      1994      1993      1992      1991
                                       -------   -------   -------   -------   -------
NET ASSET VALUE:
 Beginning of period                   $ 11.63   $ 11.63   $ 11.06   $ 10.46   $ 12.29
                                       ------------------------------------------------

Operations:
  Net investment income                    .03       .05       .11       .12       .22
  Net realized and unrealized
  gains (losses)                           .38      1.45       .56      1.08       .36
                                       ------------------------------------------------
  Total from operations                    .41      1.50       .67      1.20       .58
                                       ------------------------------------------------

Distributions to shareholders from:
  Net investment income                   (.03)     (.13)       --      (.15)     (.17)
  Net realized gains                      (.84)    (1.37)     (.10)     (.45)    (2.24)
                                       ------------------------------------------------
  Total distributions                     (.87)    (1.50)     (.10)     (.60)    (2.41)
                                       ------------------------------------------------

NET ASSET VALUE:
  End of period                        $ 11.17   $ 11.63   $ 11.63   $ 11.06   $ 10.46
                                       ================================================

Total investment return*                  3.88%    12.70%     6.20%    12.21%     6.19%

Net assets at end of period
(000's omitted)                        $40,601   $35,282   $24,643   $32,246   $22,145

RATIOS:
  Expenses to average net
   assets                                 1.25%     1.25%     1.25%     1.25%     1.10%
  Net investment income to
    average net assets                    0.31%     0.35%     0.68%     1.24%     2.00%
  Portfolio turnover rate
   (excluding short-term
    securities)                          102.1%    191.9%    118.3%    125.4%     57.0%
-------------------------------------



                                                  YEARS ENDED MARCH 31,
                                       -----------------------------------------------

                                        1990      1989      1988      1987      1986
                                       -------   -------   -------   -------   -------

NET ASSET VALUE:
 Beginning of period                   $ 13.14   $ 10.75   $ 12.51   $ 11.46   $ 10.07
                                       ------------------------------------------------

Operations:
  Net investment income                    .19       .12       .12       .15       .20
  Net realized and unrealized
  gains (losses)                          1.11      2.46      (.04)     1.42      1.59
                                       ------------------------------------------------
  Total from operations                   1.30      2.58       .08      1.57      1.79
                                       ------------------------------------------------

Distributions to shareholders from:
  Net investment income                   (.18)     (.10)     (.17)     (.18)     (.20)
  Net realized gains                     (1.97)     (.09)    (1.67)     (.34)     (.20)
                                       ------------------------------------------------
  Total distributions                    (2.15)     (.19)    (1.84)     (.52)     (.40)
                                       ------------------------------------------------

NET ASSET VALUE:
  End of period                        $ 12.29   $ 13.14   $ 10.75   $ 12.51   $ 11.46
                                       ================================================

Total investment return*                  9.90%    24.18%     1.12%    14.22%    18.69%

Net assets at end of period
(000's omitted)                        $25,913   $27,980   $20,464   $22,310   $24,736

RATIOS:
  Expenses to average net
   assets                                 1.00%     1.00%     1.00%     1.00%     1.00%
  Net investment income to
    average net assets                    1.34%     1.00%     1.00%     1.30%     2.10%
  Portfolio turnover rate
   (excluding short-term
    securities)                           70.3%     52.7%     62.5%     85.7%     85.4%
-------------------------------------


*Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

                             INVESTMENT PERFORMANCE

     From time to time the Funds may advertise performance data including monthly, quarterly, yearly or cumulative total return and average annual total return figures. All such figures are based on historical earnings and performance and are not intended to be indicative of future performance. The investment return on and principal value of an investment in a Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Total return is the change in value of an investment in a Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

     For additional information regarding the calculation of such total return figures, see "Investment Performance" in the Statement of Additional Information. Further information about the performance of each Fund is contained in each Fund's Annual Report to shareholders which may be obtained without charge from each Fund.

     Comparative performance information may be used from time to time in advertising or marketing a Fund's shares, including data on the performance of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes, averages or products differs from that of the Funds. The comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance. A Fund may also note its mention in newspapers, magazines, or other media from time to time. The Funds assume no responsibility for the accuracy of such data. For additional information on the types of indexes, averages and periodicals that might be utilized by the Funds in advertising and sales literature, see the section "Investment Performance" in the Statement of Additional Information.


                       INVESTMENT OBJECTIVES AND POLICIES

CAPITAL APPRECIATION FUND

     The investment objective of Capital Appreciation Fund is long-term capital appreciation. Capital Appreciation Fund is designed for investors seeking the opportunity for substantial long-term growth who can accept above average stock market risk and little or no current income. Capital Appreciation Fund will pursue its objective by investing primarily in equity securities of U.S. companies that Investment Advisers, Inc. (IAI), the Fund's investment adviser and manager, believes have above-average prospects for growth. Capital Appreciation Fund's investment objective is a fundamental policy and may not be changed without shareholder approval. There can be no assurance that Capital Appreciation Fund will achieve its investment objective.

     In general, Capital Appreciation Fund will concentrate on companies that have superior performance records, solid market positions, strong balance sheets and a management team capable of sustaining growth. Although IAI expects Capital Appreciation Fund will invest primarily in the common stocks of smaller emerging and mid-sized companies, generally companies that have a market capitalization less than $5 billion, it may invest in the securities of
companies of any size that offer strong earnings growth potential.   In addition
to common stocks, Capital Appreciation Fund may also invest in securities convertible into common stocks, nonconvertible preferred stocks and nonconvertible debt securities when IAI believes that these securities offer opportunities for capital appreciation. Current income will not be a substantial factor in the selection of securities.

     Capital Appreciation Fund may invest in other securities and may employ certain other investment techniques, as described in the section "Portfolio Securities and Other Fund Investment Techniques." Please see the Prospectus section "Fund Risk Factors" and the Statement of Additional Information section "Investment Objectives and Policies" for a discussion of the risks associated with investing in Capital Appreciation Fund.


EMERGING GROWTH FUND

     Emerging Growth Fund will close to new investors on February 1, 1996. Emerging Growth Fund's current shareholders and certain others may continue to add to an existing account. Emerging Growth Fund may resume sales to new investors at some future date, but it has no present intention to do so. See the section "Purchase of Shares" for more information on who can purchase shares of Emerging Growth Fund.

     The investment objective of Emerging Growth Fund is long-term capital appreciation. The Emerging Growth Fund is designed for investors seeking the opportunity for substantial long-term growth who can accept above average stock market risk and little or no current income. Emerging Growth Fund will pursue its objective by investing primarily in equity securities of small and medium sized companies that are in the early stages of their life cycles and which have demonstrated or have the potential for above average capital growth. Emerging Growth Fund's investment objective is a fundamental policy and may not be changed without shareholder approval. There can be no assurance that Emerging Growth Fund will achieve its investment objective.

     Emerging Growth Fund's policy is to invest in equity securities, including convertible securities, of companies that IAI, Emerging Growth Fund's investment adviser and manager, believes are in the early stages of their life cycles and have demonstrated or have the potential to experience rapid growth in earnings and/or revenues ("emerging growth companies"). Under normal market conditions, Emerging Growth Fund will invest at least 65% of the value of its total assets in emerging growth companies that are of small to medium size (market capitalization of $1 billion or less). Emerging growth companies are generally expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and have products, management and market opportunities which are usually necessary to become more widely recognized as growth companies. Emerging Growth Fund may also invest in more established companies that may receive greater market recognition or otherwise offer strong capital appreciation potential due to their relative market position, the strength of their balance sheet, changes in management or other similar opportunities.

     Although Emerging Growth Fund's portfolio generally consists primarily of common stocks, Emerging Growth Fund may invest in securities convertible into common stocks, nonconvertible preferred stocks and nonconvertible debt securities.

     Emerging Growth Fund may invest in other securities and may employ certain other investment techniques, as described in the section "Portfolio Securities and Other Fund Investment Techniques." Please see the Prospectus section "Fund Risk Factors" and the Statement of Additional Information section "Investment Objectives and Policies" for a discussion of the risks associated with investing in Emerging Growth Fund.


GROWTH FUND

     The investment objective of Growth Fund is long-term capital appreciation. Growth Fund is designed for investors seeking the opportunity for significant long term growth who can accept above average market risk with little or no current income. Growth Fund pursues its objective by investing primarily in equity securities of established companies that are expected to increase earnings at an above average rate. Growth Fund's investment objective is a fundamental policy and may not be changed without shareholder approval. There can be no assurance that Growth Fund will achieve its investment objective.

     In general, Growth Fund concentrates on companies that have strong management, leading market positions, strong balance sheets, and a well defined strategy for future growth. In selecting investments for Growth Fund, IAI, Growth Fund's investment adviser and manager, utilizes several valuation techniques to determine which stocks offer the best combination of intrinsic value and earnings growth potential. The goal is to have an acceptable balance of risk and reward in the portfolio.

     Under normal circumstances, at least 65% of Growth Fund's assets will be invested in growth-type securities. Growth Fund may also invest in government securities, investment-grade corporate bonds and debentures, high-grade commercial paper, preferred stocks, certificates of deposit or other securities of U.S. and foreign issuers when IAI perceives an opportunity for capital growth from such securities or so that Growth Fund may receive a return on its idle cash. Growth Fund currently intends to limit its investments in debt securities to securities of U.S. companies, the U.S. Government and foreign governments and governmental entities. When IAI invests in such debt securities, investment income will increase and may constitute a large portion of the return on Growth Fund, and Growth Fund probably will not participate in market advances or declines to the extent that it would if it were fully invested in equity securities. In addition, Growth Fund may increase its cash position on a temporary basis when IAI is unable to locate investment opportunities with desirable risk/reward characteristics or to meet redemption requests or pay Fund expenses.

     In considering whether to purchase securities of foreign issuers, IAI considers the political and economic conditions in a country, the prospect for changes in the value of its currency and the liquidity of the investment in that country's securities markets. If appropriate, IAI may purchase foreign securities through dollar-denominated American Depository Receipts ("ADRs") which are issued by domestic banks and publicly traded in the United States. Such investments do not involve the same currency and liquidity risks as securities denominated in foreign currency.

     Growth Fund may invest in other securities and may employ certain other investment techniques, as described in the section "Portfolio Securities and Other Fund Investment Techniques." Please see the Prospectus section "Fund Risk Factors" and the Statement of Additional Information section "Investment Objectives and Policies" for a discussion of the risks associated with investing in Growth Fund.

GROWTH AND INCOME FUND

     The primary investment objective of Growth and Income Fund is capital appreciation, with income being its secondary objective. Growth and Income Fund pursues its objectives by investing primarily in equity securities which offer the potential for capital appreciation and secondarily by investing in income-producing equity securities. Growth and Income Fund's investment objectives are fundamental policies and may not be changed without shareholder approval. There can be no assurance that Growth and Income Fund will achieve its investment objectives.

     Growth and Income Fund invests primarily in common stocks and may invest in securities convertible into common stocks, nonconvertible preferred stocks and nonconvertible debt securities. In selecting investments, Growth and Income Fund considers a number of factors, such as product development and demand, operating ratios, utilization of earnings for expansion, management abilities, analyses of intrinsic values, market action and overall economic and political conditions. Dividend income is a consideration secondary to Growth and Income Fund's primary objective of capital appreciation.

     Growth and Income Fund may invest in other securities and may employ certain other investment techniques, as described in the section "Portfolio Securities and Other Fund Investment Techniques." Please see the Prospectus section "Fund Risk Factors" and the Statement of Additional Information section "Investment Objectives and Policies" for a discussion of the risks associated with investing in Growth and Income Fund.

MIDCAP GROWTH FUND

     The investment objective of Midcap Growth Fund is long-term capital appreciation. Midcap Growth Fund is designed for investors seeking the opportunity for substantial long-term growth who can accept above average stock market risk and little or no current income. Midcap Growth Fund will pursue its objective by investing in equity securities of medium-sized U.S. companies that IAI, Midcap Growth Fund's investment adviser and manager, believes have above-average prospects for growth. Midcap Growth Fund's investment objective is a fundamental policy and may not be changed without shareholder approval. There can be no assurance that Midcap Growth Fund will achieve its investment objective.

     Midcap Growth Fund will invest at least 65% of the value of its total assets in medium-sized companies that have a market capitalization between $500 million and $5 billion. Under normal market conditions, the weighted average capitalization of Midcap Growth Fund's investment portfolio will range from $1 billion to $3 billion. In general, Midcap Growth Fund concentrates on companies that have superior performance records, solid market positions, strong balance sheets and a management team capable of sustaining growth. Investments in such companies are generally considered to be less volatile than less capitalized emerging companies. However, such companies may not generate the dividend income of larger, more capitalized companies. Dividend income, if any, is a consideration incidental to Midcap Growth Fund's objective of capital appreciation.

     Midcap Growth Fund invests primarily in common stocks. However, it may invest in securities convertible into common stocks, nonconvertible preferred stocks and nonconvertible debt securities when IAI believes that these securities offer opportunities for capital appreciation. Current income will not be a substantial factor in the selection of securities.

     Midcap Growth Fund may invest in other securities and may employ certain other investment techniques, as described in the section "Portfolio Securities and Other Fund Investment Techniques." Please see the Prospectus section "Fund Risk Factors" and the Statement of Additional Information section "Investment Objectives and Policies" for a discussion of the risks associated with investing in Midcap Growth Fund.

REGIONAL FUND

     The investment objective of Regional Fund is capital appreciation. Regional Fund does not expect to provide significant current income to investors. Regional Fund pursues its objective by investing at least 80% of its equity investments in companies which have their headquarters in Minnesota, Wisconsin, Iowa, Illinois, Nebraska, Montana, North Dakota or South Dakota (the "Eight State Region"). Regional Fund's investment objective is a fundamental policy and may not be changed without shareholder approval. There can be no assurance that Regional Fund will achieve its investment objective.

     Regional Fund invests primarily in common stocks but may also invest in securities convertible into common stocks, nonconvertible preferred stocks, and nonconvertible debt securities. In selecting investments for Regional Fund, IAI, Regional Fund's investment adviser and manager, considers a number of factors, such as product development and demand, operating ratios, utilization of earnings for expansion, management abilities, analyses of intrinsic values, market action and overall economic and political conditions. Along with investments in nationally recognized companies, Regional Fund invests in companies which are not as well known because they are newer or have a small capitalization, but which offer the potential for capital appreciation. The prices of stocks of such companies are more volatile than prices of stocks of mature companies. All investments are subject to the market risks inherent in any investment in equity securities.

     Regional Fund may invest in other securities and may employ certain other investment techniques, as described in the section "Portfolio Securities and Other Fund Investment Techniques." Please see the Prospectus section "Fund Risk Factors" and the Statement of Additional Information section "Investment Objectives and Policies" for a discussion of the risks associated with investing in Regional Fund.

VALUE FUND

     The investment objective of Value Fund is long-term capital appreciation. Value Fund does not expect to provide significant current income to investors. Value Fund pursues its objective primarily by investing in securities believed by management to be undervalued and which are considered to offer unusual opportunities for capital growth. Value Fund's investment objective is a fundamental policy and may not be changed without shareholder approval. There can be no assurance that Value Fund will achieve its investment objective.

     The following are typical, but not exclusive, example of investments that are considered for Value Fund:

     1. Equity securities of companies which have been unpopular for some time but where, in the opinion of IAI, Value Fund's investment adviser and manager, recent developments such as those listed below suggest the possibility of improved operating results:

            (a) a sale or termination of an unprofitable part of the company's business;

            (b) a change in the company's management or in management's philosophy;

            (c) a basic change in the industry in which the company operates;

            (d) the introduction of new products; or

            (e) the prospect of an acquisition or merger.

     2. Equity securities of companies which have experienced recent market popularity but which, in the opinion of IAI, have temporarily fallen out of favor for reasons that are considered nonrecurring or short-term.

     3. Equity securities of companies which appear undervalued in relation to popular securities of other companies in the same industry.

     Although there is no formula as to the percentage of assets that may be invested in any one type of security, Value Fund generally is primarily invested in common stocks. Value Fund may also acquire preferred stocks, fixed income securities, and securities convertible into or which carry warrants to purchase common stocks, or other equity interests.

     IAI is responsible for the management of Value Fund's portfolio and makes portfolio decisions based on its own research analysis supplemented by research information provided by other sources. The basic orientation of Value Fund's investment policies is such that many of the portfolio securities may not be recommended by most research analysts.

     Value Fund may invest in other securities and may employ certain other investment techniques, as described in the section "Portfolio Securities and Other Fund Investment Techniques." Please see the Prospectus section "Fund Risk Factors" and the Statement of Additional Information section "Investment Objectives and Policies" for a discussion of the risks associated with investing in Value Fund.

            PORTFOLIO SECURITIES AND OTHER FUND INVESTMENT TECHNIQUES

REPURCHASE AGREEMENTS

     Each Fund may invest in repurchase agreements relating to the securities in
which it may invest.   In a repurchase agreement, a Fund buys a security at one
price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes bankrupt.

BORROWING

     Each Fund may borrow from banks for temporary or emergency purposes or through reverse repurchase agreements. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

ILLIQUID SECURITIES

     Each Fund may invest up to 15% of its net assets in securities that are considered illiquid because of the absence of a readily available market or due to legal or contractual restrictions. However, certain restricted securities that are not registered for sale to the general public but that can be resold to institutional investors may be considered liquid pursuant to guidelines adopted by the Board of Directors. The institutional trading market is relatively new, and the liquidity of the Fund's investments could be impaired if trading does not develop or declines.

FOREIGN SECURITIES

     Each Fund may invest in securities of foreign issuers in accordance with its investment objective and policies. In considering whether to purchase securities of foreign issuers, IAI will consider the political and economic conditions in a country, the prospect for changes in the value of its currency and the liquidity of the investment in that country's securities markets. Each of Growth and Income, Emerging Growth, Midcap Growth, Regional and Value Funds currently intends to limit its investment in foreign securities denominated in foreign currency and not publicly traded in the United States to no more than 10% of the value of its total assets. Each of Capital Appreciation Fund and Growth Fund intends to limit its investment in such securities to no more than 15% of the value of its total assets.

VENTURE CAPITAL

     Each Fund may invest in venture capital limited partnerships and venture capital funds which, in turn, invest principally in securities of early stage, developing companies. Investments in venture capital limited partnerships and venture capital funds present a number of risks not found in investing in established enterprises including the facts that such a partnership's or fund's portfolio will be composed almost entirely of early-stage companies which may lack depth of management and sufficient resources, which may be marketing a new product for which there is no established market, and which may be subject to intense competition from larger companies. Any investment in a venture capital limited partnership or venture capital fund will lack liquidity, will be difficult to value, and a Fund will not be entitled to participate in the management of the partnership or fund. If for any reason the services of the general partners of a venture capital limited partnership were to become unavailable, such limited partnership could be adversely affected.

     In addition to investing in venture capital limited partnerships and venture capital funds, a Fund may directly invest in early-stage, developing companies. The risks associated with investing in these securities are substantially similar to the risks set forth above. A Fund will typically purchase equity securities in these early-stage, developing companies; however from time to time, a Fund may purchase non-investment grade debt securities in the form of convertible notes. Capital Appreciation Fund currently intends to limit its investments in securities described in this section to no more than 5% of its net assets.

LEVERAGED BUYOUTS

     Each Fund may invest in leveraged buyout limited partnerships and funds which, in turn, invest in leveraged buyout transactions ("LBOs"). An LBO, generally, is an acquisition of an existing business by a newly formed corporation financed largely with debt assumed by such newly formed corporation to be later repaid with funds generated from the acquired company. Since most LBOs are by nature highly leveraged (typically with debt to equity ratios of approximately 9 to 1), equity investments in LBOs may appreciate substantially in value given only modest growth in the earnings or cash flow of the acquired business. Investments in LBO partnerships and funds, however, present a number of risks. Investments in LBO limited partnerships and funds will normally lack liquidity and may be subject to intense competition from other LBO limited partnerships and funds. Additionally, if the cash flow of the acquired company is insufficient to service the debt assumed in the LBO, the LBO limited partnership or fund could lose all or part of its investment in such acquired company.

ADJUSTING INVESTMENT EXPOSURE

     Each Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques include buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing indexed securities, and selling securities short. Because some Fund assets may be invested in restricted securities and thus may not be associated with short-term movement in the financial markets, that portion of a Fund's assets may not be able to participate in market movements. Each Fund may invest in futures contracts in amounts corresponding to its investments in such restricted securities in order to participate fully in market movements.

TEMPORARY DEFENSIVE POSITION

     In unusual market conditions, when IAI believes a temporary defensive position is warranted, each Fund may invest without limitation in investment-grade fixed income securities, that is, securities rated within the four highest grades assigned by Moody's Investors Service, Inc. or Standard & Poor's Corporation, or money market securities (including repurchase agreements).
Money market securities will only be purchased if they have been given one of the two top ratings by a major ratings service or, if unrated, are of comparable quality as determined by IAI. Midcap Growth and Emerging Growth Funds, for temporary defensive purposes, may also invest without limitation in common stocks of larger, more established companies. If a Fund maintains a temporary defensive position, investment income may increase and may constitute a large portion of a Fund's return.

PORTFOLIO TURNOVER

     The Funds will dispose of securities without regard to the time they have been held when such action appears advisable to management either as a result of securities having reached a price objective, or by reason of developments not foreseen at the time of the investment decision. Since investment changes usually will be made without reference to the length of time a security has been held, a significant number of short-term transactions may result. Accordingly, a Fund's annual portfolio turnover rate cannot be anticipated and may be relatively high. A higher turnover rate generally results in higher brokerage and other costs for a Fund. The Funds' historical portfolio turnover rates are set forth in the section "Financial Highlights."

     Further information regarding these and other securities and techniques is contained in the Statement of Additional Information.

                               FUND RISK FACTORS

FOREIGN INVESTMENT RISK FACTORS

     Investments in foreign securities involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, the risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of a Fund. Securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Because a Fund can invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the portfolio. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets and other economic and financial conditions affecting the world economy. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities denominated in such currency and, therefore, will cause an overall decline in a Fund's net asset value and net investment income and capital gains, if any, to be distributed in U.S. dollars to shareholders by a Fund. Delays may be encountered in settling securities transactions in certain foreign markets, and a Fund will incur costs in converting foreign currencies into U.S. dollars. Custody charges are generally higher for foreign securities.

RISKS OF TRANSACTIONS IN DERIVATIVES

     IAI may use futures, options, swap and currency exchange agreements as well as short sales to adjust the risk and return characteristics of each Fund's portfolio of investments. If IAI judges market conditions incorrectly or employs a strategy that does not correlate well with a Fund's investments, use of these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. Use of these techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction is unable to perform as promised. Moreover, a liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. Please refer to the Statement of Additional Information which further describes these risks.

SPECIAL RISK FACTORS ASSOCIATED WITH INVESTING IN SMALL COMPANIES

     Investing in small companies involves greater risk than is customarily associated with investments in larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of small companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Therefore, shares of Capital Appreciation and Emerging Growth Funds are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund which invests entirely in more established growth stocks. Each of Capital Appreciation and Emerging Growth Funds will attempt to reduce the volatility of its share price by diversifying its investments among many companies and different industries.

SPECIAL RISK FACTORS ASSOCIATED WITH INVESTING IN REGIONAL FUND

     The objective of capital appreciation along with the policy of concentrating equity investments in the Eight State Region means that the assets of Regional Fund will generally be subject to greater risk than may be involved in investing in securities which do not have appreciation potential or which have more geographic diversity. For example, Regional Fund's net asset value could be adversely affected by economic, political, or other developments having an unfavorable impact upon the Eight State Region; moreover, because of geographic limitation, Regional Fund may be less diversified by industry and company than other funds with a similar investment objective and no such geographic limitation.

SPECIAL RISK FACTORS ASSOCIATED WITH INVESTING IN VALUE FUND

     In selecting securities judged to be undervalued, IAI will be exercising opinions and judgments which may be contrary to those of the majority of investors. In certain instances, such opinions and judgments will involve the risks of either:

        (a) a correct judgment by the majority, in which case losses may be incurred or profits may be limited; or

        (b) a long delay before majority recognition of the accuracy of IAI's judgment, in which case capital invested by Value Fund in an individual security or group of securities may be nonproductive for an extended period. Generally, it is expected that if a Value Fund investment is "nonproductive" for more than two to three years, it will be sold.

     In many instances, the selection of undervalued securities for purchase by Value Fund may involve limited risk of capital loss because such lack of investor recognition is already reflected in the price of the securities at the time of purchase.

     It is anticipated that some of the portfolio securities of Value Fund may not be widely traded, and that Value Fund's position in such securities may be substantial in relation to the market for the securities. Accordingly, it would under certain circumstances be difficult for Value Fund to dispose of such portfolio securities at prevailing market prices in order to meet redemptions. Value Fund may, when management deems it appropriate, maintain a reserve in liquid assets which it considers adequate to meet anticipated redemptions.

INVESTMENT RESTRICTIONS

     Each Fund is subject to certain other investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental and may not be changed without the approval of the shareholders of the Fund. Each Fund is a diversified investment company and has a fundamental policy that, with respect to 75% of its total assets, it may not invest more than 5% of its total assets in any one issuer. Each Fund, also as fundamental policies, may not invest 25% or more of its assets in any one industry and may borrow only for temporary or emergency purposes in an amount not exceeding one-third of its total assets. Please refer to the Statement of Additional Information for a further discussion of each Fund's investment restrictions.

                                   MANAGEMENT

     Capital Appreciation Fund (created November 8, 1995), Emerging Growth
Fund (created April 30, 1991) and Midcap Growth Fund (created February 7, 1992) are separate portfolios represented by separate classes of common stock of IAI Investment Funds VI, Inc. Growth Fund (created February 10, 1993) is a separate portfolio represented by a separate class of common stock of IAI Investment Funds II, Inc. Growth and Income Fund (created December 2, 1970) is a separate portfolio represented by a separate class of common stock of IAI Investment Funds VII, Inc. Regional Fund (created February 1, 1980) is a separate portfolio represented by a separate class of common stock of IAI Investment Funds IV, Inc. Value Fund (created August 7, 1987) is a separate portfolio represented by a separate class of common stock of IAI Investment Funds VIII, Inc. Each of these companies is a Minnesota corporation authorized to issue its shares of common stock in more than one series. Under Minnesota law, each Fund's Board of Directors is generally responsible for the overall operation and management of such Fund. IAI serves as the investment adviser and manager of the Funds. IAI also furnishes investment advice to other concerns including other investment companies, pension and profit sharing plans, portfolios of foundations, religious, educational and charitable institutions, trusts, municipalities and individuals, having total assets in excess of $14 billion. IAI's ultimate corporate parent is Lloyds TSB Group plc, a publicly-held financial services organization headquartered in London, England. Lloyds TSB Group plc is one of the largest personal and corporate financial services groups in the United Kingdom and is engaged in a wide range of activities including commercial and retail banking. The address of IAI is that of the Funds.

ALL FUNDS OTHER THAN CAPITAL APPRECIATION FUND

     Under written agreements with the Funds ("the Advisory Agreements"), IAI provides the Funds with investment advice, statistical and research facilities, and certain equipment and services, including, but not limited to, office space and necessary office facilities, equipment, and the services of required personnel. IAI has the sole authority and responsibility to make and execute investment decisions for each Fund within the framework of each Fund's investment policies, subject to review by the Board of Directors. As compensation for these services, each Fund has agreed to pay a monthly advisory fee at the initial annual rate of .75% of such Fund's average month-end net assets, which fee, except for Growth Fund and Growth and Income Fund, declines to .65% of such Fund's average month-end net assets as the amount of assets in each Fund grows. Each of Growth Fund's and Growth and Income Fund's advisory fee declines to .55% of such Fund's average month-end net assets. For the fiscal year or period ended March 31, 1995, each Fund paid IAI advisory fees as a percentage of such Fund's average month-end net assets as follows: Emerging Growth Fund: .74%; Growth Fund: .75%; Growth and Income Fund: .74%; Midcap Growth Fund: .75%; Regional Fund: .71%; and Value Fund: .75%.

     Each Fund is managed by a team of IAI investment professionals which is responsible for making the day-to-day investment decisions for such Fund. The teams managing the Funds are as follows:

     Rick Leggott has responsibility for the management of Emerging Growth Fund. Mr. Leggott is a Senior Vice President and has served as an equity portfolio manager of IAI since 1987. Mr. Leggott has managed Emerging Growth Fund since its inception.

     John Twele and David McDonald have responsibility for the management of Growth Fund. Mr. Twele has managed Growth Fund since April 1994, when he joined IAI as a Vice President and equity portfolio manager. Before joining IAI, Mr. Twele was a Senior Equity Analyst with IDS Financial Services from 1987 to 1994. Mr. McDonald has managed Growth Fund since September 1994, when he joined IAI as a Vice President and equity portfolio manager. Before joining IAI, Mr. McDonald was a Managing Director of Wessels Arnold & Henderson from 1989 to 1994 and an Associate Portfolio Manager with IDS Financial Services from 1986 to 1989.

     Todd McCallister has responsibility for the management of Growth and Income Fund. Mr. McCallister is a Vice President and has served as a portfolio manager of IAI since 1993. Before joining IAI in 1992, Mr. McCallister was an Investment Analyst with ANB Investment Management from 1987 to 1992. Mr. McCallister has managed Growth and Income Fund since 1994.

     Suzanne Zak has responsibility for the management of Midcap Growth Fund. Ms. Zak is a Senior Vice President and has served as an equity portfolio manager since joining IAI in 1992. Before joining IAI, Ms. Zak had been a Managing Director of J & W Seligman from 1985 to 1992. Ms. Zak has managed Midcap Growth Fund since 1993.

     Mark Hoonsbeen has responsibility for the management of Regional Fund.
Mr. Hoonsbeen is a Vice President and has managed Regional Fund since he joined IAI in 1994. Before joining IAI, Mr. Hoonsbeen served as an equity portfolio manager for The St. Paul Companies Inc. from 1986 to 1994.

     Douglas Platt has been responsible for the management of Value Fund since 1991. Mr. Platt is a Senior Vice President and has served as a portfolio manager of IAI since 1967.

     R. David Spreng has been responsible for Fund investments in restricted securities, including equity and limited partnership interests in privately-held companies and investment partnerships, since 1993. Mr. Spreng is a Senior Vice President and has served IAI in several capacities since 1989.

     Pursuant to the terms of Administrative Agreements, IAI also provides all required administrative, stock transfer, redemption, dividend disbursing and accounting services to the Funds, including, for example, the maintenance of a Fund's accounts, books and records, the daily calculation of the Fund's net asset value, daily and periodic reports, all information necessary to complete tax returns, questionnaires and other reports requested by a Fund, the maintenance of stock registry records, the processing of requested account registration changes and redemption requests, and the administration of payments of dividends and distributions declared by a Fund. As compensation for these services, each Fund paid IAI an administrative fee of .20% of the Fund's average month-end net assets for the fiscal year or period ended March 31, 1995. IAI may use all or a portion of this administrative fee to pay certain institutions which have contracted with IAI to provide certain administrative services to their customers who invest in a Fund. Such services include, but are not limited to, shareholder assistance and communication, transaction processing and settlement, account set-up and maintenance, shareholder tax reporting, and accounting.

     In addition to the advisory fee and the administrative fee paid to IAI, each Fund pays all its other costs and expenses, including, for example, costs incurred in the purchase and sale of assets, interest, taxes, charges of the custodian of each Fund's assets, costs of reports and proxy materials sent to Fund shareholders, fees paid for independent auditing and legal services, costs of printing prospectuses for Fund shareholders and registering the

Funds' shares, postage, fees to disinterested directors, insurance premiums and costs of attending investment conferences.

     The Advisory Agreements provide that IAI shall reimburse a Fund for operating expenses (other than interest and, in certain circumstances, taxes and extraordinary expenses) which, for any year, exceed 1.25% of a Fund's average month-end net assets. IAI shall not be liable for any loss suffered by a Fund in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties and obligations.

CAPITAL APPRECIATION FUND

     Under a written agreement with the Fund (the "Management Agreement"), IAI provides the Fund with investment advice, statistical and research facilities, and certain equipment and services, including, but not limited to, office space and necessary office facilities, equipment, and the services of required personnel. IAI also provides all required administrative, shareholder, stock transfer, redemption, dividend disbursing and accounting services, including, for example, the maintenance of the Fund's accounts, books and records, the daily calculation of the Fund's net asset value, daily and periodic reports, all information necessary to complete tax returns, questionnaires and other reports requested by the Fund, the maintenance of stock registry records, the processing of requested account registration changes and redemption requests, and the administration of payments of dividends and distributions declared by the Fund. IAI may also pay qualifying broker-dealers, financial institutions and other entities that provide such services. In addition, the Management Agreement provides that, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest and, in certain circumstances, taxes and extraordinary expenses, IAI shall pay all of the Fund's operating expenses. As compensation for these services, the Management Agreement provides that the Fund will pay IAI an annual fee of 1.40% of the Fund's first $250 million of average daily net assets, 1.35% of the Fund's next $250 million of average daily net assets, and 1.30% of the Fund's average daily net assets in excess of $500 million, less any fees and expenses the Fund pays to its disinterested directors. Until March 31, 1997, IAI has voluntarily agreed to waive the fee due under the Management Agreement in excess of 1.25% of the Fund's average daily net assets.

     Capital Appreciation Fund is managed by a team of IAI investment professionals. Suzanne Zak and Martin Calihan have responsibility for making day-to-day management decisions for the Fund. Ms. Zak is a Senior Vice President and has served as an equity portfolio manager of IAI since joining IAI in 1992. Before joining IAI, Ms. Zak had been a Managing Director of J&W Seligman from 1985 to 1992. Mr. Calihan is a Vice President and has served as an equity analyst for IAI since 1992. Before joining IAI, Mr. Calihan was an equity analyst with Morgan Stanley & Co. from 1991 to 1992 and with State Street Research Management from 1990 to 1991. Ms. Zak and Mr. Calihan have managed the Fund since inception. R. David Spreng is responsible for Fund investments in equity and limited partnership interests in privately-held companies and investment partnerships. Mr. Spreng is a Senior Vice President of IAI and has served IAI in several capacities since 1989.



                              PLAN OF DISTRIBUTION

     Each Fund, other than Capital Appreciation Fund, has adopted a written plan of distribution (the "Plan") in accordance with Rule 12b-1 under the 1940 Act pursuant to which it pays a fee as described below. Under the Plan, each Fund has entered into a Distribution and Shareholders Services Agreement with IAI Securities, Inc. ("IAIS"), pursuant to which a Fund may pay IAIS a fee for servicing Fund shareholder accounts and for distributing Fund shares (the "Rule 12b-1 Fee"). Subject to the expense limitations described above, each Fund has agreed to pay IAIS a Rule 12b-1 Fee at an annual rate of .25% of a Fund's average month-end net assets (which amount will be paid to IAIS regardless of amounts spent by IAIS in servicing Fund shareholders and distributing a Fund's shares).

     The Rule 12b-1 Fee may be used by each Fund to compensate IAIS for the provision of certain services to Fund shareholders. The services provided may include personal services provided to shareholders, such as answering shareholder inquiries regarding a Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. IAIS may use the Rule 12b-1 Fee to make payments to qualifying broker-dealers and financial institutions that provide such services.

     The Rule 12b-1 Fee may also be used by IAIS for the purposes of financing any activity which is primarily intended to result in the sale of shares of a Fund. The expenses of such activities include, by way of example but not by way of limitation, costs of prospectuses, semiannual reports, costs of quarterly reports and monthly letters to prospective shareholders, expenses associated with the preparation and distribution of sales literature and advertising of any type, compensation and benefits paid to and expenses incurred by personnel, including supervisory personnel, involved in direct mail and advertising activities and activities relating to the direct marketing of Fund shares to the public, and compensation to other broker-dealers for selling Fund shares.

     The Rule 12b-1 Fee payable by a Fund is subject to the limitations on Fund operating expenses set forth in the Advisory Agreements described above. Additionally, IAIS, in its sole and absolute discretion, may from time to time, out of its own assets, pay for certain additional costs associated with shareholder servicing or distributing a Fund's shares. For the fiscal year or period ended March 31, 1995, each Fund paid IAIS annualized Rule 12b-1 Fees as a percentage of such Fund's average month-end net assets as follows: Emerging Growth Fund: .25%; Growth Fund: .02%; Growth and Income Fund: .25%; Midcap Growth Fund: .18%; Regional Fund: .25%; and Value Fund: .12%. IAIS is an affiliate of IAI and its offices are the same as those of the Funds.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., IAI may consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute a Fund's securities transactions.

                   COMPUTATION OF NET ASSET VALUE AND PRICING

     Each Fund is open for business each day the New York Stock Exchange ("NYSE") is open. IAI normally calculates a Fund's net asset value ("NAV") as of the close of business of the NYSE, normally 3 p.m. Central time.

     A Fund's NAV is the value of a single share. The NAV is computed by adding up the value of a Fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.

     A Fund's investments with remaining maturities of 60 days or less may be valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. Other portfolio securities and assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Directors believes accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

     The offering price (price to buy one share) and redemption price (price to sell one share) are a Fund's NAV.


                               PURCHASE OF SHARES

     Each Fund offers its shares continually to the public at the net asset value of such shares. Shares may be purchased directly from a Fund or through certain security dealers who have responsibility to promptly transmit orders and may charge a processing fee, provided that the Fund is duly registered in the state of the purchaser's residence, if required, and the purchaser otherwise satisfies the Fund's purchase requirements. No sales load or commission is charged in connection with the purchase of Fund shares.

     Shares may be purchased for cash or in exchange for securities which are permissible investments of a Fund, subject to IAI's discretion and its determination that the securities are acceptable. Securities accepted in exchange will be valued on the basis of market quotations or, if market quotations are not available, by a method that IAI believes accurately reflects fair value. In addition, securities accepted in exchange are required to be liquid securities that are not restricted as to transfer.

     The minimum initial investment to establish an account with the IAI
Mutual Funds is $5,000. Such initial investment may be allocated among a Fund and other IAI Mutual Funds as desired, provided that no less than $1,000 is allocated to any one fund. The minimum initial investment for IRA accounts is $2,000, provided that the minimum amount that may be allocated to one fund is $1,000. Once the account minimum has been met, subsequent purchases can be made in a Fund for $100 or more. Such minimums may be waived for participants in the IAI Investment Club.

     Investors may satisfy the minimum investment requirement by participating in the STAR Program. Participation in the STAR Program requires an initial investment of $1,000 per Fund and a commitment to invest an aggregate of $5,000 within 24 months. If a STAR Program participant does not invest an aggregate of $5,000 in the IAI Mutual Funds within 24 months, IAI may, at its option, redeem such shareholder's interest and remit such amount to the shareholders.
Investors wishing to participate in the STAR Program should contact the Fund to obtain a STAR Program application.

     To purchase shares, forward the completed application and a check payable to "IAI Funds" to a Fund. Upon receipt, your account will be credited with the number of full and fractional shares which can be purchased at the net asset value next determined after receipt of the purchase order by a Fund.

     Purchases of shares are subject to acceptance or rejection by a Fund on the same day the purchase order is received and are not binding until so accepted. It is the policy of the Funds and IAIS to keep confidential information contained in the application and regarding the account of an investor or potential investor in a Fund. Share certificates generally are not issued for a Fund.

     Emerging Growth Fund will close to new investors on February 1, 1996. Shareholders of Emerging Growth Fund as of such closing date may continue to add to an account through the reinvestment of dividends and cash distributions on any Emerging Growth Fund shares owned, through the purchase of additional Fund shares, and through exchanges from other IAI Mutual Fund accounts. Shares of Emerging Growth Fund may continue to be purchased by current and future participants in certain retirement plans that offer the Emerging Growth Fund as an investment option as of the closing date. Additionally, all current and future employees of IAI, Emerging Growth Fund's investment adviser and manager, as well as their immediate family members, may purchase shares of Emerging Growth Fund for new and existing accounts. Emerging Growth Fund may resume sales to new investors at some future date, but it has no present intention to do so.

     All correspondence relating to purchase of shares should be directed to the office of the Funds, P.O. Box 357, Minneapolis, Minnesota 55440, or, if using overnight delivery, to 3700 First Bank Place, 601 Second Avenue South, Minneapolis, Minnesota 55402. For assistance in completing the application please contact IAI Mutual Fund Shareholder Services at 1-800-945-3863.

                                 RETIREMENT PLANS

     Shares of the Funds may be an appropriate investment medium for various retirement plans. Persons desiring information about establishing an Individual Retirement Account (IRA) (for employed persons and their spouses) or other retirement plans should contact IAI Mutual Fund Shareholder Services at 1-800-945-3863. All retirement plans involve a long-term commitment of assets and are subject to various legal requirements and restrictions. The legal and tax implications may vary according to the circumstances of the individual investor. Therefore, you are urged to consult with an attorney or tax advisor prior to the establishment of such a plan.

                           AUTOMATIC INVESTMENT PLAN

     Investors may arrange to make regular investments of $100 or more per Fund on a monthly or twice a month basis, effective as of the 4th and/or the 18th day of each month (or the next business day), through automatic deductions from their checking or savings accounts. Such investors may, of course, terminate their participation in the Automatic Investment Plans at any time upon written notice to a Fund. Any changes or instructions to terminate existing Automatic Investment Plan must be received at least two weeks before the date on which the change or termination is to take place. Investors interested in participating in the Automatic Investment Plan should complete the Automatic Investment Plan application and return it to the Funds.

                              REDEMPTION OF SHARES

     Registered holders of Fund shares may at any time require a Fund to redeem their shares upon their written request. Shareholders may redeem shares by phone, subject to a limit of $50,000, provided such shareholders have authorized the Funds to accept telephone instructions.

     Fund shareholders who redeem shares by presenting stock certificates must endorse the back of the certificate with the signature of the person whose name appears on the certificate.

     Redemption instructions must be signed by the person(s) in whose name the shares are registered. If the redemption proceeds are to be paid or mailed to any person other than the shareholder of record or if redemption proceeds are in excess of $50,000, a Fund will require that the signature on the written instructions be guaranteed by a participant in a signature guarantee program, which may include certain national banks or trust companies or certain member firms of national securities exchanges. (Notarization by a Notary Public is NOT ACCEPTED.) If the shares are held of record in the name of a corporation, partnership, trust or fiduciary, a Fund may require additional evidence of authority prior to accepting a request for redemption. A Fund will not send redemption proceeds until checks (including certified checks or cashiers checks) received for the shares purchased have cleared.

     The redemption proceeds received by the investor are based on the net asset value next determined after redemption instructions in good order are received by a Fund. Since the value of shares redeemed is based upon the value of a Fund investment at the time of redemption, it may be more or less than the price originally paid for the shares.

     Payment for shares redeemed will ordinarily be made within seven days after a request for redemption has been made. Normally a Fund will mail payment for shares redeemed on the business day following receipt of the redemption request.

     Following a redemption or transfer request, if the value of a shareholder's interest in a Fund falls below $500, such Fund reserves the right to redeem such shareholder's entire interest and remit such amount. Such a redemption will only be effected following: (a) a redemption or transfer by a shareholder which causes the value of such shareholder's interest in such Fund to fall below $500; (b) the mailing by such Fund to such shareholder of a notice of intention to redeem; and (c) the passage of at least six months from the date of such mailing, during which time the investor will have the opportunity to make an additional investment in such Fund to increase the value of such investor's account to at least $500.


                               EXCHANGE PRIVILEGE

     The Exchange Privilege enables shareholders to purchase, in exchange for shares of a Fund, shares of other IAI Mutual Funds. These funds have different investment objectives from the Funds. Shareholders may exchange shares of a Fund for shares of another fund managed by IAI provided that the fund whose shares will be acquired is duly registered in the state of the shareholder's residence and the shareholder otherwise satisfies the fund's purchase requirements. Although the IAI Mutual Funds do not currently charge a fee for use of the Exchange Privilege, they reserve the right to do so in the future.

     Because excessive trading can hurt Fund performance and shareholders, there is a limit of four exchanges out of each IAI Mutual Fund per calendar year per account. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit. Each Fund reserves the right to temporarily or permanently terminate the Exchange Privilege of any investor who exceeds this limit. The limit may be modified for certain retirement plan accounts, as required by the applicable plan document and/or relevant Department of Labor regulations, and for Automatic Exchange Plan participants. Each Fund also reserves the right to refuse or limit exchange purchases by any investor if, in IAI's judgment, such Fund would be unable to invest the money effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

     Fund shareholders wishing to exercise the Exchange Privilege should notify the Fund in writing or, provided such shareholders have authorized a Fund to accept telephone instructions, by telephone. At the time of the exchange, if the net asset value of the shares redeemed in connection with the exchange is greater than the investor's cost, a taxable capital gain will be realized. A capital loss will be realized if at the time of the exchange the net asset value of the shares redeemed in the exchange is less than the investor's cost. Each Fund reserves the right to terminate or modify the Exchange Privilege in the future.

                            AUTOMATIC EXCHANGE PLAN

     Investors may arrange to make regular exchanges of $100 or more between any of the IAI Mutual Funds on a monthly basis. Exchanges will take place at the closing price of the fifth day of each month (or the next business day). Shareholders are responsible for making sure sufficient shares exist in the Fund account from which the exchange takes place. If there are not sufficient funds in the Fund account to meet the requested exchange amount, the Automatic Exchange Plan will be suspended. Shareholders may not close Fund accounts through the Automatic Exchange Plan. Investors interested in participating in the Automatic Exchange Plan should complete the Automatic Exchange Plan portion of their application. For assistance in completing the application contact IAI Mutual Fund Shareholder Services at 1-800-945-3863.

                          AUTHORIZED TELEPHONE TRADING

     Investors can transact account exchanges and redemptions via the telephone by completing the Authorized Telephone Trading section of the application and returning it to a Fund. Investors requesting telephone trading privileges will be provided with a personal identification number ("PIN") that must accompany any instructions by phone. Shares will be redeemed or exchanged at the next determined net asset value. All proceeds must be made payable to the owner(s) of record and delivered to the address of record.

     In order to confirm that telephone instructions for redemptions and exchanges are genuine, the Funds have established reasonable procedures, including the requirement that a personal identification number accompany telephone instructions. If a Fund or the transfer agent fails to follow these procedures, such Fund may be liable for losses due to unauthorized or fraudulent instructions. To the extent these reasonable procedures are followed, none of the Funds, their transfer agent, IAI, or any affiliated broker/dealer will be liable for any loss, injury, damage, or expense for acting upon telephone instructions believed to be genuine, and will otherwise not be responsible for the authenticity of any telephone instructions, and, accordingly, the investor bears the risk of loss resulting from telephone instructions. All telephone redemptions and exchange requests will be tape recorded. Telephone redemptions are not permitted for IRA or Simplified Employee Pension ("SEP") accounts. For redemptions from these accounts, please contact IAI Mutual Fund Shareholder Services at 1-800-945-3863 for instructions.

                        SYSTEMATIC CASH WITHDRAWAL PLAN

     Each Fund has available a Systematic Cash Withdrawal Plan for any investor desiring to follow a program of systematically withdrawing a fixed amount of money from an investment in shares of a Fund. An investment of $10,000 is required to establish the plan. Payments under the plan will be monthly or quarterly in amounts of $100 or more. Shares will be sold with the closing price of the 15th of the applicable month (or the next business day). To provide funds for payment, such Fund will redeem as many full and fractional shares as necessary at the redemption price, which is net asset value.

     Payments under this plan, unless pursuant to a retirement plan, should not be considered income. Withdrawal payments may exceed dividends and distributions and, to this extent, there will be a reduction in the investor's equity. An investor should also understand that this plan cannot insure profit, nor does it protect against any loss in a declining market. Careful consideration should be given to the amount withdrawn each month. Excessive withdrawals could lead to a serious depletion of equity, especially during periods of declining market values. Fund management will be available for consultation in this matter.

     Plan application forms are available through the Funds. If you would like assistance in completing the application contact IAI Mutual Fund Shareholder Services at 1-800-945-3863.

                    DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

     The policy of the Funds is to pay dividends from net investment income semiannually and to make distributions of realized capital gains, if any, annually. However, provisions in the Internal Revenue Code of 1986, as amended (the "Code"), may result in additional net investment income and capital gains distributions by a Fund. When you open an account, you should specify on your application how you want to receive your distributions. The Funds offer three options: Full Reinvestment--your dividend and capital gain distributions will be automatically reinvested in additional shares of the Fund; Capital Gains Reinvestment--your capital gain distributions will be automatically reinvested, but your income dividend distributions will be paid in cash; and Cash--your income dividends and capital gain distributions will be paid in cash. Distributions taken in cash can be sent via check or transferred directly to your account at any bank, savings and loan or credit union that is a member of the Automated Clearing House (ACH) network. UNLESS DIRECTED OTHERWISE BY THE SHAREHOLDER, EACH FUND WILL AUTOMATICALLY REINVEST ALL SUCH DISTRIBUTIONS INTO FULL AND FRACTIONAL SHARES AT NET ASSET VALUE.

     The Funds' Directed Dividend service allows you to invest your dividends and/or capital gain distributions directly into another IAI Mutual Fund. Contact IAI Mutual Fund Shareholder Services at 1-800-945-3863 for details.

     Each Fund intends to qualify for tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code during the current taxable year. If so qualified, each Fund will not be subject to federal income tax on income that it distributes to its shareholders.

     Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares.

     For federal income tax purposes, each Fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions designated as capital gain dividends are taxed as long-term capital gains regardless of the length of time the shareholder has held the shares. Annually, IAI will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year.

     Upon redemption of shares of a Fund, the shareholder will generally recognize a capital gain or loss equal to the difference between the amount realized on the redemption and the shareholder's adjusted basis in such shares. Such gain or loss will be long-term if the shares have been held for more than one year. Under the Code, the deductibility of capital losses is subject to certain limitations.

     Whenever you sell shares of a Fund, IAI will send you a confirmation statement showing how many shares you sold and at what price. You will also receive an account statement quarterly and a consolidated transaction statement annually. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. Be sure to keep your account statements; the information they contain will be essential in calculating the amount of your capital gains.

     The foregoing relates to federal income taxation as in effect as of the date of this Prospectus. For a more detailed discussion of the federal income tax consequences of investing in shares of a Fund, see "Tax Status" in the Statement of Additional Information.


                          DESCRIPTION OF COMMON STOCK

    All shares of each Fund have equal rights as to redemption, dividends and liquidation, and will be fully paid and nonassessable when issued and will have no preemptive or conversion rights.

     The shares of each Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so. On some issues, such as the election of directors, all shares of each corporation vote together as one series. On an issue affecting only a particular series, such as voting on the advisory agreement, only the approval of the series is required to make the agreement effective with respect to such series.

     Annual or periodically scheduled regular meetings of shareholders will not be held except as required by law. Minnesota corporation law does not require an annual meeting; instead, it provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, shareholders holding three percent or more of the voting shares of a Fund may demand a regular meeting of shareholders of such Fund by written notice of demand given to the chief executive officer or the chief financial officer of such Fund. Within thirty days after receipt of the demand by one of those officers, the Board of Directors shall cause a regular meeting of shareholders to be called and held no later than ninety days after receipt of the demand, all at the expense of such Fund. An annual meeting will be held on the removal of a director or directors of such Fund if requested in writing by holders of not less than 10% of the outstanding shares of such Fund.

     The shares of each Fund are transferable by endorsement of the certificate if held by the shareholder, or if the certificate is held by a Fund, by delivery to such Fund of transfer instructions. Transfer instructions or certificates should be delivered to the office of a Fund. Each Fund is not bound to recognize any transfer until it is recorded on the stock transfer books maintained by such Fund.

                              COUNSEL AND AUDITORS

     The firm of Dorsey & Whitney P.L.L.P., 220 South Sixth Street, Minneapolis, Minnesota 55402, provides legal counsel for the Funds. KPMG Peat Marwick LLP, 4200 Norwest Center, Minneapolis, Minnesota 55402, serves as independent auditors for the Funds.


            CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     The Custodian for each Fund is Norwest Bank Minnesota, N.A., Norwest Center, Sixth and Marquette, Minneapolis, Minnesota 55479. Norwest employs foreign subcustodians and depositories, which were approved by the Funds' Board of Directors in accordance with the rules and regulations of the Securities and Exchange Commission, for the purpose of providing custodial services for a Fund's assets held outside of the United States.

For a listing of the subcustodians and depositories currently employed by the Funds, see the Statement of Additional Information. IAI acts as each Fund's transfer agent, dividend disbursing agent and IRA Custodian, at P.O. Box 357, Minneapolis, Minnesota.

                             ADDITIONAL INFORMATION

     Each Fund sends to its shareholders a six-month unaudited and an annual audited financial report, each of which includes a list of investment securities held. To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call IAI Mutual Fund Shareholder Services at 1-800-945-3863 if you wish to receive additional shareholder reports.

     In the opinion of the staff of the Securities and Exchange Commission, the use of this combined prospectus may possibly subject all Funds to a certain amount of liability for any losses arising out of any statement or omission in this Prospectus regarding a particular Fund. In the opinion of the Funds' management, however, the risk of such liability is not materially increased by use of a combined prospectus.

     Shareholder inquiries should be directed to a Fund at the telephone number or mailing address listed on the inside back cover of this Prospectus.

                         IAI CAPITAL APPRECIATION FUND
                            IAI EMERGING GROWTH FUND
                                IAI GROWTH FUND
                           IAI GROWTH AND INCOME FUND
                             IAI MIDCAP GROWTH FUND
                               IAI REGIONAL FUND
                                 IAI VALUE FUND

                      STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 1995
                        AS SUPPLEMENTED JANUARY 31, 1996


     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO A PROSPECTUS DATED AUGUST 1, 1995, AS SUPPLEMENTED JANUARY 31, 1996, AND SHOULD BE READ IN CONJUNCTION THEREWITH. A COPY OF THE PROSPECTUS MAY BE OBTAINED FROM THE FUND AT 3700 FIRST BANK PLACE, P.O. BOX 357, MINNEAPOLIS, MINNESOTA 55440 (TELEPHONE: 1-612-376-2700 OR 1-800-945-3863).

                                   TABLE OF CONTENTS
                                                                                        Page

INVESTMENT OBJECTIVES AND POLICIES....................................................   3
     Repurchase Agreements............................................................   3
     Reverse Repurchase Agreements....................................................   3
     Securities of Foreign Issuers....................................................   3
     Illiquid Securities..............................................................   4
     Lending Portfolio Securities.....................................................   4
     Swap Agreements..................................................................   4
     Indexed Securities...............................................................   5
     Foreign Currency Transactions....................................................   5
     Limitations on Futures and Options Transactions..................................   6
     Futures Contracts................................................................   7
     Futures Margin Payments..........................................................   7
     Purchasing Put and Call Options..................................................   7
     Writing Put and Call Options.....................................................   8
     Combined Positions...............................................................   8
     Correlation of Price Changes.....................................................   8
     Liquidity of Options and Futures Contracts.......................................   9
     OTC Options......................................................................   9
     Options and Futures Relating to Foreign Currencies...............................   9
     Asset Coverage for Futures and Options Positions.................................   9
INVESTMENT RESTRICTIONS...............................................................  10
     Portfolio Turnover...............................................................  11
INVESTMENT PERFORMANCE................................................................  11
MANAGEMENT............................................................................  14
     History..........................................................................  17
     Investment Advisory Agreements - All Funds Other Than Capital Appreciation Fund..  18
     Administrative Agreement - All Funds Other Than Capital Appreciation Fund........  20
     Allocation of Expenses - All Funds Other Than Capital Appreciation Fund..........  20
     Management Agreement - Capital Appreciation Fund.................................  21
     Duration of Agreements - All Funds...............................................  21
PLAN OF DISTRIBUTION..................................................................  22
CUSTODIAL SERVICE.....................................................................  23
PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE....................................  27
CAPITAL STOCK.........................................................................  28
NET ASSET VALUE AND PUBLIC OFFERING PRICE.............................................  32
PURCHASES AND REDEMPTIONS IN KIND.....................................................  33
TAX STATUS............................................................................  33
LIMITATION OF DIRECTOR LIABILITY......................................................  34
FINANCIAL STATEMENTS..................................................................  35

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and policies of IAI Capital Appreciation Fund, IAI Emerging Growth Fund, IAI Growth Fund, IAI Growth and Income Fund, IAI Midcap Growth Fund, IAI Regional Fund and IAI Value Fund (the "Funds"), are summarized on the front page of the Prospectus and in the text of the Prospectus under "Investment Objectives and Policies." Investors should understand that all investments have risks. There can be no guarantee against loss resulting from an investment in the Funds, and there can be no assurance that the Fund's investment policies will be successful, or that its investment objective will be attained. Certain of the investment practices of the Funds are further explained below.

REPURCHASE AGREEMENTS

     Each Fund may invest in repurchase agreements relating to the securities in which it may invest. A repurchase agreement involves the purchase of securities with the condition that, after a stated period of time, the original seller will buy back the securities at a predetermined price or yield. A Fund's custodian will have custody of, and will hold in a segregated account, securities acquired by such Fund under a repurchase agreement or other securities as collateral. In the case of a security registered on a book entry system, the book entry will be maintained in a Fund's name or that of its custodian. Repurchase agreements involve certain risks not associated with direct investments in securities. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, a Fund may incur a loss upon disposition of such securities. In the event that bankruptcy proceedings are commenced with respect to the seller of the agreement, a Fund's ability to dispose of the collateral to recover its investment may be restricted or delayed. While collateral will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest due thereunder), to the extent proceeds from the sale of collateral were less than the repurchase price, a Fund could suffer a loss.

REVERSE REPURCHASE AGREEMENTS

     Each Fund may invest in reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by IAI, the Fund's investment adviser and manager. As a result, such transactions may increase fluctuations in the market value of a Fund's assets and may be viewed as a form of leverage.

SECURITIES OF FOREIGN ISSUERS

     Investing in foreign securities may result in greater risk than that incurred by investing in domestic securities. There is generally less publicly available information about foreign issuers comparable to reports and ratings that are published about comapnies in the United States. Also, foreign issuers are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States coampnies.

     It is contemplated that most foreign securities will be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and at times volatility of price can be greater than in the United States. Commissions on foreign stock exchanges are generally higher than commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States.

     With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     IAI is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of a Fund as described in the Prospectus and this Statement of Additional Information. It should be noted, however, that this situation could change at any time.

     The dividends and interest payable on certain of a Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Fund's shareholders. The expense ratio of a Fund should not be materially affected by such Fund's investment in such foreign securities.

ILLIQUID SECURITIES

     Each Fund may also invest up to 15% of its net assets in securities that are considered illiquid because of the absence of a readily available market or due to legal or contractual restrictions. However, certain restricted securities that are not registered for sale to the general public that can be resold to institutional investors may be considered liquid pursuant to guidelines adopted by the Board of Directors. It is not possible to predict with assurance the maintenance of an institutional trading market for such securities and the liquidity of a Fund's investments could be impaired if trading declines.

LENDING PORTFOLIO SECURITIES

     In order to generate additional income, each Fund may lend portfolio securities to broker-dealers, banks or other financial borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, a Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which IAI has determined are creditworthy under guidelines established by the Fund's Board of Directors.
Each Fund may also experience a loss if, upon the failure of a borrower to return loaned securities, the collateral is not sufficient in value or liquidity to cover the value of such loaned securities (including accrued interest thereon). However, a Fund will receive collateral in the form of cash, United States Government securities, certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents equal to at least 102% of the value of the securities loaned. The value of the collateral and of
the securities loaned will be marked to market on a daily basis.   During the
time portfolio securities are on loan, the borrower pays a Fund an amount equivalent to any dividends or interest paid on the securities and a Fund may invest the cash collateral and earn additional income or may receive an agreed upon amount of interest income from the borrower. However, the amounts received by a Fund may be reduced by finders' fees paid to broker-dealers and related expenses.

SWAP AGREEMENTS

     Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A Fund is not limited to any particular form of swap agreement if IAI determines it is consistent with such Fund's investment objective and policies.

     Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price.

     The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, such Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses. A Fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similar creditworthy party.

     Each Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund's accrued obligations under the swap agreement over the accrued amount such Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of such Fund's accrued obligation under the agreement.

INDEXED SECURITIES

     Each Fund may purchase securities whose prices are indexed to the prices of other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. IAI will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stocks, or as a separate asset class for purposes of a Fund's investment policies, depending on the individual characteristics of the securities. Indexed securities may be more volatile than the underlying instruments.

FOREIGN CURRENCY TRANSACTIONS

     Each Fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

     Such Funds may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Funds.

     In connection with purchases and sales of securities denominated in foreign currencies, a Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." IAI expects to enter into settlement hedges in the normal course of managing a Fund's foreign investments. A Fund could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by IAI.

     Each Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling -- for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, each Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. Each Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

     Successful use of forward currency contracts will depend on IAI's skill in analyzing and predicting currency values. Forward contracts may substantially change a Fund's investment exposure to changes in currency exchange rates, and could result in losses to a Fund if currencies do not perform as IAI anticipates. For example, if a currency's value rose at a time when IAI had hedged a Fund by selling that currency in exchange for dollars, such Fund would be unable to participate in the currency's appreciation. If IAI hedges currency exposure through proxy hedges, a Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if IAI increases a Fund's exposure to a foreign currency, and that currency's value declines, such Fund will realize a loss. There is no assurance that IAI's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time. The policies described in this section are non-fundamental policies of the Funds.

LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS

     Each Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets, before engaging in any purchases or sales of futures contracts or options on futures contracts. Each Fund intends to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which a Fund can commit assets to initial margin deposits and option premiums.

     The above limitation on a Fund's investments in futures contracts and options, and such Fund's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information may be changed as regulatory agencies permit.

FUTURES CONTRACTS

     When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indexes of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

     The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

FUTURES MARGIN PAYMENTS

     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, such Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FMC's other customers, potentially resulting in losses to such Fund.

PURCHASING PUT AND CALL OPTIONS

     By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, a Fund will lose the entire premium it paid. If a Fund exercises the option, it completes the sale of the underlying instrument at the strike price. A Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS

     When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, such Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract a Fund would be required to make margin payments to an FCM as described above for futures contracts. A Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a Fund has written, however, such Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position. If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.

     If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

     Writing a call option obligates a Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

COMBINED POSITIONS

     A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES

     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of such Fund's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS

     There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund's access to other assets held to cover its options or futures positions could also be impaired.

OTC OPTIONS

     Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES

     Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

     The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed above. A Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A Fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Fund's investments. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of a Fund's investments exactly over time.

ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS

     Each Fund will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

                            INVESTMENT RESTRICTIONS

     As indicated in the Prospectus, each Fund is subject to certain policies and restrictions which are "fundamental" and may not be changed without shareholder approval. Shareholder approval consists of the approval of the lesser of (i) more than 50% of the outstanding voting securities of a Fund, or
(ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy. Limitations 1 through 8 below are deemed fundamental limitations. The remaining limitations set forth below serve as operating policies of each Fund and may be changed by the Board of Directors without shareholder approval.

     Each Fund may not:

     1. Purchase the securities of any issuer if such purchase would cause the Fund to fail to meet the requirements of a "diversified company" as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

          As currently defined in the 1940 Act, "diversified company" means a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and not more than 10% of the outstanding voting securities of such issuer.

     2. Purchase the securities of any issuer (other than "Government securities" as defined under the 1940 Act) if, as a result, more than 25% of the value of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     3. Issue any senior securities, except as permitted by the 1940 Act or the Rules and Regulations of the Securities and Exchange Commission.

     4. Borrow money, except from banks for temporary or emergency purposes provided that such borrowings may not exceed 33-1/3% of the value of the Fund's net assets (including the amount borrowed). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation. This limitation shall not prohibit the Fund from engaging in reverse repurchase agreements, making deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or segregating assets in connection with such agreements or contracts.

     To the extent the Fund engages in reverse repurchase agreements, because such transactions are considered borrowing, reverse repurchase agreements are included in the 33-1/3% limitation.

     5. Act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities the Fund may be deemed to be an underwriter under applicable laws.

     6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

     7. Purchase or sell commodities other than foreign currencies unless acquired as a result of ownership of securities. This limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by commodities.

     8. Make loans to other persons except to the extent not inconsistent with the 1940 Act or the Rules and Regulations of the Securities and Exchange Commission. This limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements, or to the lending of portfolio securities.

     9. Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities and provided that margin payments in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

     10. Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

     11. Except as part of a merger, consolidation, acquisition, or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company.

     12. Mortgage, pledge or hypothecate its assets except to the extent necessary to secure permitted borrowings. This limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or placed in a segregated account in connection with such contracts.

     13. Participate on a joint or a joint and several basis in any securities trading account.

     14.    Invest more than 15% of its net assets in illiquid investments.

     15. Invest directly in interests (including partnership interests) in oil, gas or other mineral exploration or development leases or programs, except the Fund may purchase or sell securities issued by corporations engaging in oil, gas or other mineral exploration or development business.

     Any of a Fund's investment policies set forth under "Investment Objective and Policies" in the Prospectus, or any restriction set forth above under "Investment Restrictions" which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom. With respect to Restriction 14, a Fund is under a continuing obligation to ensure that it does not violate the maximum percentage either by acquisition or by virtue of a decrease in the value of the Fund's liquid assets.

PORTFOLIO TURNOVER

     The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of portfolio securities owned by a Fund during the same fiscal year. "Portfolio securities" for purposes of this calculation do not include securities with a maturity date of less than twelve (12) months from the date of investment. A 100% portfolio turnover rate would occur, for example, if the lesser of the value of purchases or sales of portfolio securities for a particular year were equal to the average monthly value of the portfolio securities owned during such year.

                             INVESTMENT PERFORMANCE

     Advertisements and other sales literature for each Fund may refer to monthly, quarterly, yearly, cumulative and average annual total return. Each such calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged as expenses to all shareholder accounts. Each of monthly, quarterly and yearly total return is computed in the same manner as cumulative total return, as set forth below.

     Cumulative total return is computed by finding the cumulative rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

               CTR = (ERV-P) 100
                      -----
                        P

     Where:    CTR =  Cumulative total return;

               ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period; and

               P   =  initial payment of $1,000

     Average annual total return is computed by finding the average annual compounded rates of return over the periods indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

               P(1+T)/n/ = ERV

     Where:    P         =     a hypothetical initial payment of $1,000;

               T         =     average annual total return;

               n         =     number of years; and

               ERV       =     ending redeemable value at the end of the period
                               of a hypothetical $1,000 payment made at the beginning of such period.

     The table below shows the yearly total return for the Funds for the periods indicated:

                                            Total Return
               ----------------------------------------------------------------------------
 Year Ended     Emerging     Growth      Growth &        Midcap       Regional    Value
    12/31      Growth Fund*   Fund**   Income Fund   Growth Fund***      Fund     Fund****
 ----------    -----------   -------   -----------   --------------   --------   ---------
    1981            --          --       -1.0%            --            -3.2%        --
    1982            --          --       33.4%            --            41.4%        --
    1983            --          --       19.4%            --            13.2%       5.9%
    1984            --          --        2.9%            --            -2.4%      -5.6%
    1985            --          --       23.7%            --            38.8%      12.9%
    1986            --          --       13.1%            --            24.6%       1.9%
    1987            --          --       15.5%            --             5.3%      14.1%
    1988            --          --        8.5%            --            18.6%      24.3%
    1989            --          --       29.8%            --            31.3%      22.6%
    1990            --          --       -6.7%            --            -0.3%     -11.5%
    1991          23.6%         --       26.7%            --            35.4%      19.8%
    1992          22.4%         --        4.0%          15.0%            3.5%      11.9%
    1993         14.76%       0.99%       9.98%         22.85%           8.96%     22.08%
    1994          0.19%       0.66%      -4.77%          5.65%           0.68%     -9.08%

------------------------------------------------
*    Commenced operations on August 5, 1991
**   Commenced operations on August 6, 1993
***  Commenced operations on April 10, 1992
**** Commenced operations on October 12, 1983

     The average annual total returns of Emerging Growth Fund for the fiscal year ending March 31, 1995 and from inception through March 31, 1995 were 10.23% and 18.32%, respectively.

     The average annual total returns of Growth Fund for the twelve-month period ending March 31, 1995 and from inception through March 31, 1995 were 13.31% and 5.89%, respectively.

     The average annual total returns of Growth and Income Fund for the one, five and ten year periods ended March 31, 1995 were 8.92%, 7.58%, and 11.85%, respectively.

     The average annual total returns of Midcap Growth Fund for the fiscal year ending March 31, 1995 and from inception through March 31, 1995 were 17.63% and 17.88%, respectively.

     The average annual total returns of Regional Fund for the one, five and ten year periods ended March 31, 1995 were 10.35%, 10.43% and 15.36%, respectively.

     The average annual total returns of Value Fund for the one, five and ten year periods ended March 31, 1995 were 3.88%, 8.18% and 10.73%, respectively.

     In advertising and sales literature, each Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes, averages or products differs from that of a Fund. The comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance.

     The indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Fund believes to be generally accurate. Each Fund may also note its mention in newspapers, magazines, or other media from time to time. However, such Fund assumes no responsibility for the accuracy of such data.

     For example, (1) a Fund's performance or P/E ratio may be compared to any one or a combination of the following: (i) the Standard & Poor's 500 Stock Index and Dow Jones Industrial Average so that you may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the U.S. stock market in general; (ii) other groups of mutual funds, including the IAI Funds, tracked by: (A) Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; (B) Morningstar, Inc., another widely used independent research firm which rates mutual funds; or (C) other financial or business publications, which may include, but are not limited to, Business Week, Money Magazine, Forbes and Barron's, which provide similar information; (iii) the Value Line Index and the Standard & Poor's Value Index; (iv) the Callan Midcap Index, the Russell Midcap Index and the Standard & Poor's Midcap Index; (v) the Russell 2500 Index, the Russell 2000 Growth Index and the Russell 1000 Growth Index; (vi) the Standard & Poor's Growth Index; and (vii) the performance of U.S. government and corporate bonds, notes and bills; (viii) IAI Regional Index, an unmanaged index of the stocks of the 300 largest companies (by market capitalization) located in the Eight State Region (as defined in the Prospectus). (The purpose of these comparisons would be to illustrate historical trends in different market sectors so as to allow potential investors to compare different investment strategies.);
(2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in a Fund; (3) other U.S. or foreign government statistics such as GNP, and net import and export figures derived from governmental publications, e.g., The Survey of Current Business, may be used to illustrate investment attributes of a Fund or the general economic business, investment, or financial environment in which such Fund operates; (4) the effect of tax-deferred compounding on a Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in such Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (5) the sectors or industries in which a Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector.

                                   MANAGEMENT

The names, addresses, positions and principal occupations of the directors and executive officers of the Fund are given below.

                                                        Principal Occupation(s)
Name and Address             Age       Position           During Past 5 Years
-------------------------    ---  -------------------  ------------------------
Noel P. Rahn*                53   Chairman of the      Noel P. Rahn has been
3700 First Bank Place             Board                Chief Executive Officer
P.O. Box 357                                           and a Director of IAI
Minneapolis, Minnesota                                 since 1974.  Mr. Rahn is
55440                                                  also Chairman of the
                                                       other IAI Mutual Funds
                                                       as well as IAI
                                                       Securities, Inc., the
                                                       Fund's principal
                                                       underwriter.


Richard E. Struthers*        43   President, Director  Richard E. Struthers is
3700 First Bank Place                                  Executive Vice President
P.O. Box 357                                           and a Director of IAI
Minneapolis, Minnesota                                 and has served IAI in
55440                                                  many capacities since
                                                       1979.  Mr. Struthers is
                                                       also President of the
                                                       other IAI Mutual Funds
                                                       as well as President and
                                                       Director of IAI
                                                       Securities, Inc., the
                                                       Fund's principal
                                                       underwriter.


Madeline Betsch              53   Director             Madeline Betsch, until
19 South 1st Street                                    April 1994, was
Minneapolis, Minnesota                                 Executive Vice
55401                                                  President, Director of
                                                       Client Services, of
                                                       CME-KHBB Advertising
                                                       since May 1985, and
                                                       prior thereto was a Vice
                                                       President with
                                                       Campbell-Mithun, Inc.
                                                       (advertising agency)
                                                       since February 1977.
                                                       Ms. Betsch currently is
                                                       President of ESMA Corp.,
                                                       a start-up business in
                                                       the beauty and wellness
                                                       field.


W. William Hodgson           71   Director             W. William Hodgson
1698 Dodd Road                                         served as information
Mendota Heights, Minnesota                             manager for the North
55118                                                  Central Home Office of
                                                       the Prudential Insurance
                                                       Company of America from
                                                       1961 until 1984; he is
                                                       currently retired.


George R. Long               65  Director              George R. Long has been
29 Las Brisas Way                                      Chairman of Mayfield
Naples, Florida 33963                                  Corp.  (financial
                                                       consultants and venture
                                                       capitalists) since 1973.


J. Peter Thompson            64  Director              J. Peter Thompson has
Route 1                                                been a grain farmer in
Mountain Lake, Minnesota                               southwestern Minnesota
56159                                                  since 1974.  Prior to
                                                       that, Mr. Thompson was
                                                       employed by Paine
                                                       Webber, Jackson &
                                                       Curtis, Incorporated, (a
                                                       diversified financial
                                                       services concern), most
                                                       recently as Senior Vice
                                                       President and General
                                                       Partner.


Charles H. Withers           68  Director              Charles H. Withers was
Rochester Post Bulletin                                Editor of the Rochester
P.O. Box 6118                                          Post-Bulletin,
Rochester, Minnesota 55903                             Rochester, Minnesota
                                                       from 1960 through March
                                                       31, 1980; he is
                                                       currently retired.

                                                                Principal
                                                           Occupation(s) During
Name and Address             Age         Position              Past 5 Years
---------------------------  ---  ----------------------  --------------------
Archie C. Black, III          33  Treasurer               Archie C. Black is a
3700 First Bank Place                                     Senior Vice President
P.O. Box 357                                              and Chief Financial
Minneapolis, Minnesota                                    Officer of IAI and
55440                                                     has served IAI in
                                                          several capacities
                                                          since 1987.  Mr.
                                                          Black is also
                                                          Treasurer of the
                                                          other IAI Mutual
                                                          Funds.


William C. Joas               33  Secretary               William C. Joas is a
3700 First Bank Place                                     Vice President of IAI
P.O. Box 357                                              and has served as an
Minneapolis, Minnesota                                    attorney for IAI
55440                                                     since 1990.  Mr. Joas
                                                          is also Secretary of
                                                          the other IAI Mutual
                                                          Funds and Chief
                                                          Compliance Officer of
                                                          IAI Securities, Inc.,
                                                          the Fund's principal
                                                          underwriter.


Kirk Gove                     33  Vice President,         Kirk Gove is a Vice
3700 First Bank Place             Marketing               President of IAI.
P.O. Box 357                                              Prior to joining IAI
Minneapolis, Minnesota                                    in 1992, Mr. Gove
55440                                                     served as an
                                                          Associate Vice
                                                          President of Dain
                                                          Bosworth,
                                                          Incorporated (a
                                                          diversified financial
                                                          services concern).
                                                          Mr. Gove is also Vice
                                                          President, Marketing
                                                          of the other IAI
                                                          Mutual Funds.


Rick D. Leggott               37  Vice President,         Rick Leggott is a
3700 First Bank Place             Investments             Senior Vice President
P.O. Box 357                      (Emerging Growth        of IAI and has served
Minneapolis, Minnesota            Fund)                   as a portfolio
55440                                                     manager with IAI
                                                          since 1987.


John Twele                    37  Vice President,         John Twele is a Vice
3700 First Bank Place             Investments             President of IAI.
P.O. Box 357                      (Growth Fund)           Prior to joining IAI
Minneapolis, Minnesota                                    in 1994, Mr. Twele
55440                                                     had been a Senior
                                                          Equity Analyst with
                                                          IDS Financial
                                                          Services (a
                                                          diversified financial
                                                          services concern)
                                                          since 1987.  Mr.
                                                          Twele is also a Vice
                                                          President,
                                                          Investments of the
                                                          Balanced Portfolio of
                                                          IAI Retirement Funds,
                                                          Inc.


David McDonald                35  Vice President,         David McDonald is a
3700 First Bank Place             Investments             Vice President of
P.O. Box 357                      (Growth Fund)           IAI.  Prior to
Minneapolis, Minnesota                                    joining IAI in 1994,
55440                                                     Mr. McDonald had been
                                                          a Managing Director
                                                          of Wessels Arnold &
                                                          Henderson (a
                                                          brokerage firm) since
                                                          1989 and an Associate
                                                          Portfolio Manager
                                                          with IDS Financial
                                                          Services (a
                                                          diversified financial
                                                          services concern)
                                                          from 1986 to 1989.


Todd McCallister              36  Vice President,         Todd McCallister is a
3700 First Bank Place             Investments             Vice President of
P.O. Box 357                      (Growth and Income      IAI.  Prior to
Minneapolis, Minnesota            Fund)                   joining IAI in 1992,
55440                                                     Mr. McCallister was
                                                          an Investment Analyst
                                                          with ANB Investment
                                                          Management from 1987
                                                          to 1992.


Name and Address             Age        Position                Principal
---------------------------  ---  ---------------------    Occupation(s) During
                                                               Past 5 Years
                                                          ----------------------
Suzanne F. Zak                36  Vice President,         Suzanne F. Zak is a
3700 First Bank Place             Investments             Senior Vice President
P.O. Box 357                      (Midcap Growth Fund     of IAI.  Prior to
Minneapolis, Minnesota            and Capital             joining IAI in 1992,
55440                             Appreciation Fund)      Ms. Zak served as a
                                                          Managing Director of
                                                          J&W Seligman (a
                                                          diversified financial
                                                          services concern).
                                                          Ms. Zak is also Vice
                                                          President,
                                                          Investments of the
                                                          IAI Midcap Growth
                                                          Fund.


Martin J. Calihan             31  Vice President,         Martin Calihan is a
3700 First Bank Place             Investments (Capital    Vice President of
P.O. Box 357                      Appreciation Fund)      IAI.  Prior to
Minneapolis, Minnesota                                    joining IAI in 1992,
55440                                                     Mr. Calihan served as
                                                          an equity analyst for
                                                          Morgan Stanley Co. (a
                                                          diversified financial
                                                          services concern) and
                                                          State Street Research
                                                          Management.


Mark Hoonsbeen                34  Vice President,         Mark Hoonsbeen is a
3700 First Bank Place             Investments             Vice President of
P.O. Box 357                      (Regional Fund)         IAI.  Prior to
Minneapolis, Minnesota                                    joining IAI in 1994,
55440                                                     Mr. Hoonsbeen served
                                                          as an equity
                                                          portfolio manager for
                                                          The St. Paul
                                                          Companies, Inc. (a
                                                          diversified financial
                                                          services concern)
                                                          from 1986 to 1994.
                                                          Mr. Hoonsbeen is also
                                                          a Vice President,
                                                          Investments of the
                                                          Regional Portfolio of
                                                          IAI Retirement Funds,
                                                          Inc.


Douglas R. Platt              54  Vice President,         Douglas Platt is a
3700 First Bank Place             Investments             Senior Vice President
P.O. Box 357                      (Value Fund)            of IAI and has served
Minneapolis, Minnesota                                    in various capacities
55440                                                     since 1967.


Susan J. Haedt                33  Vice President,         Susan J. Haedt is a
3700 First Bank Place             Director of             Vice President of IAI
P.O. Box 357                      Operations              and Director of Fund
Minneapolis, Minnesota                                    Operations.  Prior
55440                                                     to joining IAI in
                                                          1992, Ms. Haedt
                                                          served as a Senior
                                                          Manager at KPMG Peat
                                                          Marwick, (an
                                                          international tax,
                                                          accounting and
                                                          consulting firm).
                                                          Ms. Haedt is also
                                                          Vice President,
                                                          Director of
                                                          Operations of the
                                                          other IAI Mutual
                                                          Funds.

----------
* Directors of the Funds who are interested persons (as that term is defined by the Investment Company Act of 1940) of IAI and the Funds.

    Each Fund has agreed to reduced initial subscription requirements for employees and directors of the Fund or IAI, their spouses, children and grandchildren. With respect to such persons, the minimum initial investment in one or more of the IAI Family of Funds is $500; provided that the minimum amount that can be allocated to any one of the Funds is $250. Subsequent subscriptions are limited to a minimum of $100 for each of the Funds.

    No compensation is paid by a Fund to any of its officers. As of January 1, 1996, directors who are not affiliated with IAI receive from the IAI Mutual Funds a $15,000 annual retainer, $2,500 for each Board meeting attended, $3,600 for each Audit Committee meeting attended (as applicable) and $1,800 for each Securities Valuation Committee meeting attended (as applicable). Each Fund will pay, on a quarterly basis, its pro rata share of these fees based on its net assets. Such unaffiliated directors also are reimbursed by the Funds for expenses incurred in connection with attending meetings.

                                   Aggregate          Aggregate Compensation     Projected Aggregate
                                 Compensation                 from the          Compensation from the
 Name of Person, Position       from each Fund*       18 IAI Mutual Funds**    19 IAI Mutual Funds***
---------------------------   --------------------    ----------------------   ------------------------
Betsch, Madeline  -                  $1,700                  $26,350                   $32,200
 Director                     (Growth Fund $1,375)

Hodgson, W. William  -               $1,700                  $26,350                   $32,200
 Director                     (Growth Fund $1,375)

Long, George R.  -                   $2,100                  $24,950                   $32,200
 Director                      (Growth Fund $975)

Thompson, J. Peter  -                $1,700                  $26,350                   $32,200
 Director                     (Growth Fund $1,375)

Withers, Charles H.  -               $2,100                  $24,950                   $32,200
 Director                      (Growth Fund $975)
-------------------------

* From each Fund except Capital Appreciation Fund, for the fiscal year or period ended March 31, 1995. Aggregate compensation from Growth Fund reflects fiscal period from August 1, 1994 through March 31, 1995.

** From all Funds except Capital Appreciation Fund for the calendar year ended December 31, 1994.

*** As of December 31, 1996 and includes Capital Appreciation Fund; provided that a director misses no meetings; excludes expenses incurred in connection with attending meetings.

    The Board of Directors for each of the Funds, at a meeting held May 10, 1995, and on November 8, 1995 for Capital Appreciation Fund, approved a new Code of Ethics. The Code permits access persons to engage in personal securities transactions subject to certain policies and procedures. Such procedures prohibit the acquiring of any securities in an initial public offering. In addition, all securities acquired through private placement must be pre-cleared. Procedures have been adopted which implement blackout periods for certain securities transactions, as well as a ban on short-term trading profits. Additional policies prohibit the receipt of gifts in certain instances. Procedures have been implemented to monitor employee trading. Access persons of the Adviser are required to certify annually that they have read and understood the Code of Ethics. An annual report is provided to the Funds' Board of Directors summarizing existing procedures, identifying material violations and recommending any changes needed.

    IAI, the Fund's investment adviser, is an affiliate of the Hill Samuel Group ("Hill Samuel"). Hill Samuel is an international merchant banking and financial services firm headquartered in London, England. Hill Samuel owns controlling interests in over seventy insurance, merchant banking, financial services and shipping services subsidiaries located in Western Europe, Asia, the United States, Australia, New Zealand and Great Britain. The principal offices of Hill Samuel are located at 100 Wood Street, London EC2 P2AJ.

    Hill Samuel is owned by Lloyds TSB Group plc ("Lloyds TSB"), a publicly-held financial services organization headquartered in London, England. Lloyds TSB is one of the largest personal and corporate financial services groups in the United Kingdom, engaged in a wide range of activities including commercial and retail banking. The principal offices of Lloyds TSB are located at St. George's House, 6 - 8 Eastcheap, London, EC3M 1LL.

HISTORY

    Capital Appreciation Fund is a separate portfolio of IAI Investment Funds VI, Inc., a Minnesota corporation whose shares of common stock are currently issued in seven series (Series A through G). On June 25, 1993, the corporation's shareholders approved amended and restated Articles of Incorporation, which provided that the registered investment company whose corporate name had been IAI Series Fund, Inc., be renamed IAI Investment Funds VI, Inc. The investment portfolio represented by Series G common shares is referred to as "IAI Capital Appreciation Fund."

    Emerging Growth Fund is a separate portfolio of IAI Investment Funds VI, Inc., a Minnesota corporation whose shares of common stock are currently issued in six series (Series A through F). On June 25, 1993, the Fund's shareholders approved amended and restated Articles of Incorporation, which provided that the registered investment company whose corporate name had been IAI Series Fund, Inc. be renamed IAI Investment Funds VI, Inc. The investment portfolio represented by Series A common shares is referred to as "IAI Emerging Growth Fund."

    Growth and Income Fund is a separate portfolio of IAI Investment Funds VII, Inc., a Minnesota corporation whose shares of common stock are currently issued in one series (Series A). On June 25, 1993, the Fund's shareholders approved amended and restated Articles of Incorporation, which provided that the registered investment company whose corporate name has been IAI Stock Fund, Inc., be renamed IAI Investment Funds VII, Inc. The investment portfolio represented by Series A common shares is referred to as "IAI Growth and Income Fund", which name better reflects the investment objectives of the investment portfolio.

    Midcap Growth Fund is a separate portfolio of IAI Investment Funds VI, Inc., a Minnesota corporation whose shares of common stock are currently issued in six series (Series A through F). On June 25, 1993, the Fund's shareholders approved amended and restated Articles of Incorporation, which provided that the registered investment company whose corporate name had been IAI Series Fund, Inc., be renamed IAI Investment Funds VI, Inc. The investment portfolio represented by Series C common shares is referred to as "IAI Midcap Growth Fund."

    Regional Fund is a separate portfolio of IAI Investment Funds IV, Inc., a Minnesota corporation whose shares of common stock are currently issued in one series (Series A). On June 28, 1993, the Fund's shareholders approved amended and restated Articles of Incorporation, which provided that the registered investment company whose corporate name had been IAI Regional Fund, Inc., be renamed IAI Investment Funds IV, Inc. The investment portfolio represented by Series A common shares is referred to as "IAI Regional Fund."

    Value Fund is a separate portfolio of IAI Investment Funds VIII, Inc., a Minnesota corporation whose shares of common stock are currently issued in one series (Series A). On June 25, 1993, the Fund's shareholders approved amended and restated Articles of Incorporation, which provided that the registered investment company whose corporate name had been IAI Value Fund, Inc., be renamed IAI Investment Funds VIII, Inc. The investment portfolio represented by Series A common shares is referred to as "IAI Value Fund."

INVESTMENT ADVISORY AGREEMENTS - ALL FUNDS OTHER THAN CAPITAL APPRECIATION FUND

    Pursuant to an Investment Advisory Agreement between each Fund and IAI
(the "Advisory Agreement"), IAI has agreed to provide each Fund with investment advice, statistical and research facilities, and certain equipment and services, including, but not limited to, office space and necessary office facilities, equipment, and the services of required personnel. Under the Advisory Agreements, IAI has the sole authority and responsibility to make and execute investment decisions for each Fund within the framework of the Fund's investment policies, subject to review by the directors of each Fund.

    As compensation for these services, each Fund has agreed to pay IAI a monthly fee equivalent on an annual basis to .75% of its average month-end net assets. This percentage fee declines as a Fund's asset size increases. The following table sets forth the fees which IAI receives from each Fund, as a percentage of average month-end net assets.

                                  GROWTH FUND
                             GROWTH AND INCOME FUND
                             ----------------------

                              Monthly Fee   Approximate Fee
                              Received by     IAI Receives
Month End Net Asset Value         IAI           Annually
-------------------------     ------------  ----------------
For the first $100,000,000..     .0625%           .75%
For the next $100,000,000...     .0542%           .65%
Above $200,000,000..........     .0458%           .55%

                              EMERGING GROWTH FUND
                               MIDCAP GROWTH FUND
                                 REGIONAL FUND
                                   VALUE FUND
                                   ----------

                                           Monthly Fee      Approximate Fee
                                           Received by        IAI Receives
Month End Net Asset Value                      IAI              Annually
-------------------------                 ---------------   ---------------
For the first $200,000,000..............      .0625%             .75%
For the next $300,000,000...............      .0583%             .70%
Above $500,000,000......................      .0542%             .65%

      As of March 31, 1995, the net assets of each Fund were as follows:
                Emerging Growth Fund          $342,873,905
                Growth Fund                   $ 26,793,763
                Growth and Income Fund        $101,255,839
                Midcap Growth Fund            $ 88,075,447
                Regional Fund                 $523,364,230
                Value Fund                    $ 40,600,954


     Advisory fees were paid by each Fund for the fiscal years (or periods) as follows:

                             Fiscal Year Ended March 31,
                      ----------------------------------------
Fund                     1993            1994          1995
----                  ----------      ----------    ----------
Emerging Growth       $  476,714      $1,456,386    $2,049,484
Growth                        --      $   55,580*   $  119,142**
Growth and Income     $  787,570      $  918,636    $  827,288
Midcap Growth         $   69,961***   $  246,371    $  543,698
Regional              $3,607,824      $4,427,159    $3,866,797
Value                 $  177,788      $  171,561    $  276,714
------------------

* For the period from August 6, 1993 (commencement of operations) through July 31, 1994.
**  For the period from August 1, 1994 through March 31, 1995.
*** For the period from April 6, 1992 (commencement of operations) through March
    31, 1993.

    Each Fund's monthly payment of the advisory fee is suspended or reduced (and reimbursement made by IAI, if necessary) when it appears that the amount of expenses may exceed such Fund's applicable expense limit (and after the monthly payment of the distribution fee has been reduced to zero), as set forth in the section "Allocation of Expenses," below.

    Pursuant to the expense limits, IAI has reimbursed advisory fees to the following Funds for the fiscal years or periods noted: Growth Fund, for the fiscal period August 6, 1993 to July 31, 1994 -- $29,939; Midcap Growth Fund, for the fiscal period April 6, 1992 through March 31, 1993 -- $3,893, and for the fiscal year ended March 31, 1994 -- $11,397; and Value Fund, for the fiscal year ended March 31, 1994 -- $38,260.

ADMINISTRATIVE AGREEMENT - ALL FUNDS OTHER THAN CAPITAL APPRECIATION FUND

    Each Fund has engaged IAI to serve as the Fund's administrative, dividend disbursing, redemption, accounting services and transfer agent pursuant to an Administrative Agreement. Under the Administrative Agreement, IAI has agreed to provide to each Fund all required administrative, stock transfer, redemption, dividend disbursing and accounting services including, without limitation, the following: (1) the maintenance of accounts, books and records; (2) the calculations of the daily net asset value in accordance with a Fund's current Prospectus and Statement of Additional Information; (3) daily and periodic reports; (4) all information necessary to complete tax returns, questionnaires and other reports requested by a Fund; (5) the maintenance of stock registry records; (6) the processing of requested account registration changes, stock certificate issuances and redemption requests; and (7) the administration of payments of dividends and distributions declared by a Fund. As compensation for these services, each Fund has agreed to pay IAI a monthly fee equal to .01667% of the value of such Fund's net assets on the last day of the month, which is equivalent on an annual basis to .20% of a Fund's average month-end net assets.

    Pursuant to the Administrative Agreements for the fiscal year (or period) ended March 31, 1995, each Fund paid IAI the following fees:

                    Fund                 Amount
                    ----                 ------
                    Emerging Growth      $  556,995
                    Growth               $   31,771*
                    Growth and Income    $  223,782
                    Midcap Growth        $  144,986
                    Regional             $1,082,091
                    Value                $   73,790
                                         ----------

                    *  For the period August 1, 1994 to March 31, 1995.

ALLOCATION OF EXPENSES - ALL FUNDS OTHER THAN CAPITAL APPRECIATION FUND

    In addition to the advisory and administrative fees paid to IAI, each Fund pays all its other costs and expenses, including, for example, costs incurred in the purchase and sale of assets, interest, taxes, charges of the custodian of a Fund's assets, costs of reports and proxy material sent to Fund shareholders, fees paid for independent accounting and legal services, costs of printing Prospectuses for Fund shareholders and registering a Fund's shares, postage, fees to directors who are not "interested persons" of a Fund, distribution expenses pursuant to the Fund's Rule 12b-1 plan, insurance premiums, costs of attending investment conferences and such other costs which may be designated as extraordinary. IAI has agreed to reimburse each Fund for expenses (other than brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense, and, subject to the specific approval of a majority of the disinterested directors of a Fund, taxes and extraordinary expenses) which exceed 1.25% per year of the average month-end net assets of a Fund (the "expense limit"). Certain state securities commissions may impose additional limitations on certain of a Fund's expenses, and IAI may be required by such state commissions to reimburse a Fund for expenses in excess of any limitations as a requirement to selling shares of such Fund in those states. IAI is not liable for any loss suffered by a Fund in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties and obligations.

MANAGEMENT AGREEMENT - CAPITAL APPRECIATION FUND

     Pursuant to a Management Agreement between Capital Appreciation Fund and IAI, IAI has agreed to provide the Fund with investment advice, statistical and research facilities, and certain equipment and services, including, but not limited to, office space and necessary office facilities, equipment, and the services of required personnel and, in connection therewith, IAI has the sole authority and responsibility to make and execute investment decisions for the Fund within the framework of the Fund's investment policies, subject to review by the directors of the Fund. In addition, IAI has agreed to provide or arrange for the provision of all required administrative, stock transfer, redemption, dividend disbursing, accounting, and shareholder services including, without limitation, the following: (1) the maintenance of the Fund's accounts, books and records; (2) the calculations of the daily net asset value in accordance with the Fund's current Prospectus and Statement of Additional Information; (3) daily and periodic reports; (4) all information necessary to complete tax returns, questionnaires and other reports requested by the Fund; (5) the maintenance of stock registry records; (6) the processing of requested account registration changes, stock certificate issuances and redemption requests; and
(7) the administration of payments and dividends and distributions declared by the Fund; (8) answering shareholder questions, (9) providing reports and other information and (10) other services designed to maintain shareholder accounts. IAI may also pay qualifying broker-dealers, financial institutions and other entities that provide such services. In return for such services, the Fund has agreed to pay IAI an annual fee as a percentage of the Fund's average daily net assets as set forth below:

          Daily Net Assets                Fee IAI Receives Annually
          ----------------                -------------------------

          For the first $250 million                1.40%
          For the next $250 million                 1.35%
          Above $500 million                        1.30%

     Except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense, and, subject to the specific approval of a majority of the disinterested directors of the Fund, taxes and extraordinary expenses, IAI has agreed to pay all of the Fund's other costs and expenses, including, for example, costs incurred in the purchase and sale of assets, taxes, charges of the custodian of the Fund's assets, costs of reports and proxy material sent to Fund shareholders, fees paid for independent accounting and legal services, costs of printing Prospectuses for Fund shareholders and registering the Fund's shares, postage, insurance premiums, and costs of attending investment conferences. The Management Agreement further provides that IAI will either reimburse the Fund for the fees and expenses it pays to directors who are not "interested persons" of the Fund or reduce its fee by an equivalent amount. IAI is not liable for any loss suffered by the Fund in the absence of willful misfeasance, bad faith or negligence in the performance of its duties and obligations.

DURATION OF AGREEMENTS - ALL FUNDS

     The Advisory Agreements, Administrative Agreements and Management Agreement will terminate automatically in the event of their assignment. In addition, each Agreement is terminable at any time without penalty by the Board of Directors of a Fund or by vote of a majority of a Fund's outstanding voting securities on not more than 60 days' written notice to IAI, and by IAI on 60 days' notice to a Fund. Each Agreement shall continue in effect from year to year only so long as such continuance is specifically approved at least annually by either the Board of Directors of a Fund or by vote of a majority of the outstanding voting securities, provided that in either event such continuance is also approved by the vote of a majority of directors who are not parties to the Agreement or interested persons of such parties cast in person at a meeting called for the purpose of voting on such approval.

                              PLAN OF DISTRIBUTION

     All Funds other than Capital Appreciation Fund have adopted a Plan of Distribution relating to the payment of certain distribution expenses pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Fees"). Such Plans were last approved by the Funds' Board of Directors at a meeting on May 10, 1995. The shareholders of Emerging Growth, Growth and Income, Midcap Growth and Value Funds last approved the Plans on June 25, 1993. The shareholders of Regional Fund last approved the Plan on June 28, 1993.

     Rule 12b-1(b) provides that any payments made by a fund in connection with the distribution of its shares may only be made pursuant to a written plan describing all material aspects of the proposed financing of distribution and also requires that all agreements with any person relating to implementation of the plan must be in writing. In addition, Rule 12b-1(b)(1) requires that such plan be approved by a vote of at least a majority of the fund's outstanding shares, and Rule 12b-1(b)(2) requires that such plan, together with any related agreements, be approved by a vote of the board of directors of the company and the directors of the company who are not interested persons of the company and have no direct or indirect financial interest in the operation of the plan or in any agreements related to the plan, cast in person at a meeting called for the purpose of voting on such plan or agreements. Rule 12b-1(b)(3) requires that the plan or agreement provide, in substance: (1) that it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in paragraph (b)(2) of Rule 12b-1; (2) that any person authorized to direct the disposition of monies paid or payable by a fund pursuant to its plan or any related agreement shall provide to a fund's board of directors, and the directors shall review, at least quarterly, a written report of the amount so expended and the purposes for which such expenditures were made; and (3) in the case of a plan, that it may be terminated at any time by vote of a majority of the members of the board of directors of a fund who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the plan or in any agreements related to the plan or by vote of a majority of the outstanding voting securities of a fund.

     Rule 12b-1(b)(4) requires that such plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval and that all material amendments of the plan must be approved in the manner described in paragraph (b)(2) of Rule 12b-1. Rule 12b-1(c) provides that a fund may rely upon Rule 12b-1(1) only if selection and nomination of its disinterested directors are committed to the discretion of such disinterested directors. Rule 12b-1(e) provides that a fund may implement or continue a plan pursuant to Rule 12b-1(b) only if the directors who vote to approve such implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under
Section 36(a) and (b) of the 1940 Act, that there is a reasonable likelihood that the plan will benefit the fund and its shareholders. At the meeting of the Board of Directors on May 10, 1995, the directors so concluded with respect to each Fund's Plan of Distribution.

     Pursuant to the Plan of Distribution, each Fund has entered into a Distribution and Shareholder Services Agreement pursuant to which a Fund will make payments to IAI Securities, Inc. ("IAIS") at an annual rate of 0.25% of a Fund's average month-end net assets to cover expenses incurred by IAIS in connection with the servicing of shareholder accounts and the distribution of such Fund's shares (which amount is paid to IAIS regardless of amounts spent by IAIS). The 12b-1 Fee payable by a Fund to IAIS may be used by IAIS to pay advertising and promotional expenses including, without limitation, costs of printing and providing Prospectuses, Statements of Additional Information, annual reports and semiannual reports to prospective shareholders, expenses of preparing and providing sales literature advertising of any type, and compensation and benefits paid to and expenses incurred by personnel, including supervisory personnel, involved in direct mail and advertising activities and activities relating to the direct marketing of shares of the Fund to the public and compensation to other broker-dealers for their sale of Fund shares. The Rule 12b-1 Fee may also be used to compensate the Underwriter for the provision of certain services to Fund shareholders. Such services may include answering shareholder questions, providing reports and other information and other services designed to maintain shareholder accounts. IAIS may use the Rule 12b-1 Fee to make payments to qualifying broker-dealers and financial institutions that provide such shareholder services.

     The Rule 12b-1 Fee payable by each Fund is subject to the expense limitations set forth in the Advisory Agreements as described above. Additionally, IAIS, in its sole and absolute discretion, may from time to time out of its own assets pay for certain additional costs of servicing shareholder accounts and distributing a Fund's shares. IAIS is an affiliate of IAI.

     The net Rule 12b-1 Fee paid by each Fund pursuant to its Plan of Distribution during the fiscal year (or period) ended March 31, 1995 follows:

          Fund                  Net 12b-1 Fee         Fees Reimbursed by IAI**
          ----                  -------------         ------------------------
          Emerging Growth         $  694,592                   $ 1,652
          Growth*                 $    3,091                   $36,623
          Growth and Income       $  273,792                   $ 5,934
          Midcap Growth           $  133,487                   $47,746
          Regional                $1,352,614                     N/A
          Value                   $   43,432                   $48,806
------------------

*   For the period from August 1, 1994 to March 31, 1995.
**  Pursuant to the above-mentioned expense limitation.

     The Rule 12b-1 Fees were paid to, and retained by, IAIS pursuant to the Distribution and Shareholder Services Agreements discussed above. During the fiscal year or period ended March 31, 1995, such fees (along with amounts paid out of IAIS' own assets) were paid by IAIS in connection with the servicing of shareholder accounts and the distribution of a Fund's shares as follows:

                                 Printing and mailing of
                                     prospectuses to       Payments to
                                   other than current       brokers or    Direct payments to
Fund                Advertising       shareholders           dealers       sales personnel       Other
----                -----------  -----------------------   -----------    ------------------   --------
Emerging Growth      $215,324           $ 90,297             $ 97,243          $208,378        $ 83,350
Growth               $    958           $    402             $    433          $    927        $    371
Growth and Income    $ 84,876           $ 35,593             $ 38,330          $ 82,138        $ 32,855
Midcap Growth        $ 41,382           $ 17,353             $ 18,688          $ 40,046        $ 16,018
Regional             $419,310           $175,840             $189,366          $405,784        $162,314
Value                $ 13,464           $  5,646             $  6,080          $ 13,030        $  5,212

                               CUSTODIAL SERVICE

     The custodian for the Funds is Norwest Bank Minnesota, N.A. Norwest Center, Sixth and Marquette, Minneapolis, MN 55479. Norwest has entered into an agreement with Morgan Stanley Trust Company, 1 Pierrepont Plaza, Brooklyn, New York ("Morgan Stanley") which enables the Funds to utilize the subcustodian and depository network of Morgan Stanley. Such agreements, subcustodians and depositories were approved by the Fund's Board of Directors in accordance with the rules and regulations of the Securities and Exchange Commission, for the purpose of providing custodial services for a Fund's assets held outside the United States.

     The following is a listing of the subcustodians and depositories currently approved by each Fund's directors and the countries in which such subcustodians and depositories are located:

                           BRANCHES OF THE CUSTODIAN
                             AND SUBCUSTODIAN BANKS
                             ----------------------

          Argentina                  Citibank, N.A., Buenos Aires Branch

          Australia                  Australia & New Zealand Banking Group, Ltd.

          Austria                    Credit Austalt Bankverein

          Bangladesh                 Standard Chartered Bank

          Belgium                    Banque Bruxelles Lambert (BBL)

          Botswana                   Barclays Bank of Botswana

          Brazil                     Banco de Boston

          Canada                     Toronto Dominion Bank

          Chile                      Citibank, N.A., Santiago Branch

          China                      Hong Kong & Shanghai Banking, Corp. Ltd.

          Columbia                   Cititrust

          Cyprus                     Barclays Bank PLC

          Czech Republic             ING Bank

          Denmark                    Den Danske Banke

          Finland                    Merita Bank

          France                     Banque Indosuez

          Germany                    Berliner Handels-und-Frankfurter Bank

          Ghana                      Barclays Bank of Ghana

          Greece                     Citibank, N.A., Athens Branch

          Hong Kong                  Hong Kong & Shanghai Banking Corp. Ltd.

          Hungary                    Citibank, N.A., Budapest Branch

          India                      Standard Chartered Bank

          Indonesia                  Hong Kong & Shanghai Banking Corp. Ltd.

          Ireland                    Allied Irish Bank

          Israel                     Bank Leumi

          Italy                      Barclays Bank PLC

          Japan                      The Mitsubishi Bank Limited

          Jordan                     Arab Bank plc

          Kenya                      Barclays Bank Kenya

          Korea                      Standard Chartered Bank

          Luxembourg                 Banque Bruxelles Lambert

          Malaysia                   Oversea Chinese Banking Corporation

          Mauritius                  Hong Kong and Shanghai Bank Corporation

          Mexico                     Citibank, N.A., Mexico City Branch

          Morocco                    Banque Commerciale du Maroc

          Netherlands                ABN Amro Bank

          New Zealand                Bank of New Zealand

          Norway                     Den Norske Bank

          Pakistan                   Standard Chartered Bank

          Papua New Guinea           Australia and New Zealand Bank

          Peru                       Citibank N.A., Lima Branch

          Philippines                Hong Kong & Shanghai Banking Corp. Ltd.

          Poland                     Citibank, S.A.

          Portugal                   Banco Commercial Portugues

          Singapore                  Oversea Chinese Banking Corporation

          South Africa               First National Bank of Southern Africa

          Spain                      Banco Santader

          Sri Lanka                  Hong Kong & Shanghai Banking, Corp. Ltd.

          Swaziland                  Barclays Bank of Swaziland

          Sweden                     Svenska Handelsbanken

          Switzerland                Morgan Guaranty Trust Company of New
                                     York, Zurich Branch

          Taiwan                     Hong Kong & Shanghai Banking Corp. Ltd.

          Thailand                   Standard Chartered Bank

          Turkey                     Citibank, N.A., Istanbul Branch

          United Kingdom             Barclays Bank PLC

          Uruguay                    Citibank, N.A., Montevideo Branch

          Venezuela                  Citibank, N.A., Caracas Branch

          Zambia                     Barclays Bank of Zambia

          Zimbabwe                   Barclays Bank of Zimbabwe


                                  DEPOSITORIES
                                  ------------

          Argentina                  Caja de Valores

          Australia                  Clearing House Electronic Subregister
                                      System

          Austria                    Euroclear Clearance System
                                     OsterreicheKontrollbank

          Belgium                    C.I.K. (Caisse Interprofessionelle de Depot
                                      et de Virements de Titres S.A.)

          Brazil                     Sao Paulo Stock Exchange


          Canada                     CDS (The Canadian Depository
                                      for Securities Ltd.)

          Czech Republic             Center for Securities (SCP)

          Denmark                    Euroclear Clearance System
                                     Vaerdipapircentralen

          Finland                    Euroclear Clearance System

          France                     SICOVAM (Societe Interprofessionelle la
                                      Compensacion des Valuers Mobilieres)

          Germany                    Kassenverein (Deutscher Kassenverein AG)

          Hong Kong                  Central Clearing and Settlement System

          Hungary                    Euroclear Clearance System
                                     OsterreicheKontrollbank

          Italy                      Monte Titoli, S.p.A

          Japan                      Japan Securities Depository Center

          Korea                      The Korean Central Depository

          Malaysia                   The Malaysian Central Depository

          Mexico                     Instituto para el Deposito de Valores

          Netherlands                NECIGEF (Netherlands Centraal Instit
                                      voor Giraal Effectenverkeer B.V.

          Norway                     Euroclear Clearance System
                                     Verdipapirsentralen

          Singapore                  Central Depository Pte Ltd.

          Spain                      Servicio de Compensacion y Liquidacion de
                                      Valores

          Sweden                     Euroclear Clearance System
                                     Vardepapperscentralen VPC AB

          Switzerland                SEGA (Schweizerische Effekten Giro A.G.)

          Taiwan                     Taiwan Securities Depository Co.

          Thailand                   Share Depository Center

          United Kingdom             Stock Exchange Talisman System


               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

     Most of a Fund's portfolio transactions are effected with dealers without the payment of brokerage commissions but at a net price which usually includes a spread or markup. In effecting such portfolio transactions on behalf of a Fund, IAI seeks the most favorable net price consistent with the best execution.

     Generally, however, a Fund must deal with brokers. IAI selects and (where applicable) negotiates commissions with the brokers who execute the transactions for such Fund. The primary criteria for the selection of a broker is the ability of the broker, in the opinion of IAI, to secure prompt execution of the transactions on favorable terms, including the reasonableness of the commission and considering the state of the market at the time. In selecting a broker, IAI may consider whether such broker provides brokerage and research services (as defined in the Securities Exchange Act of 1934). IAI may direct Fund transactions to brokers who furnish research services to IAI. Such research services include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. By allocating brokerage business in order to obtain research services for IAI, a Fund enables IAI to supplement its own investment research activities and allows IAI to obtain the views and information of individuals and research staffs of many different securities research firms prior to making investment decisions for a Fund. To the extent such commissions are directed to brokers who furnish research services to IAI, IAI receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to a Fund from these commissions. Generally a Fund pays higher than the lowest commission rates available.

     IAI believes that most research services obtained by it generally benefit one or more of the investment companies or other accounts which it manages. Normally research services obtained through commissions paid by the managed fund investing in common stocks and managed accounts investing in common stocks would primarily benefit the fund and accounts.

     There is no formula for the allocation by IAI of each Fund's brokerage business to any broker-dealers for brokerage and research services. However, IAI will authorize a Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker would have charged only if IAI determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or IAI's overall responsibilities with respect to the accounts as to which it exercises investment discretion.

     Although investment decisions for a Fund are made independently from other accounts as to which IAI gives investment advice, it may occasionally develop that the same security is suitable for more than one account. If and when more than one account simultaneously purchase or sell the same security, the transactions will be averaged as to price and allocated as to amount in accordance with arrangements equitable to each Fund and such accounts. The simultaneous purchase or sale of the same securities by a Fund and other accounts may have detrimental effects on a Fund, as they may affect the price paid or received by a Fund or the size of the position obtainable by a Fund.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to the policies set forth in the preceding paragraphs and such other policies as the Board of Directors of the Fund may determine, IAI may consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute the Fund's securities transactions.

     Brokerage commissions, listed below, were paid by each Fund for the fiscal year (or period) ended March 31, 1995. During that period, a percentage of commissions were paid to brokerage firms that provided research services to IAI, although the provision of such services was not necessarily a factor in the placement of all such business with such firms.

                                                           Percentage of
                                                       Commission to Brokers
          Fund                 Amount of Commissions    Providing Research
          ----                 ---------------------   ---------------------
          Emerging Growth            $  844,250                  67%
          Growth                     $   93,542                  61%
          Growth and Income          $  297,072                  51%
          Midcap Growth              $  160,255                  62%
          Regional                   $2,639,390                  70%
          Value                      $  245,263                  60%

                                 CAPITAL STOCK

CAPITAL APPRECIATION FUND

     IAI Capital Appreciation Fund is a separate portfolio of IAI Investment Funds VI, Inc., a Minnesota corporation whose shares of common stock are currently issued in seven series (Series A through G). Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of IAI Investment Funds VI, Inc. is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. IAI Investment Funds VI, Inc., has authorized 10,000,000,000 shares of $.01 par value common stock to be issued as Series G common shares. The investment portfolio represented by such shares is referred to as IAI Capital Appreciation Fund.

EMERGING GROWTH FUND

     IAI Emerging Growth Fund will close to new investors on February 1, 1996. IAI Emerging Growth Fund's current shareholders and certain others may continue to add to an existing account. IAI Emerging Growth Fund may resume sales to new investors at some future date, but it has no present plans to do so. See the Prospectus section "Purchase of Shares" for more information on who can purchase shares of IAI Emerging Growth Fund.

     IAI Emerging Growth Fund is a separate portfolio of IAI Investment Funds VI, Inc., a Minnesota corporation whose shares of common stock are currently issued in seven series (Series A through G). Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of IAI Investment Funds VI, Inc., is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. IAI Investment Funds VI, Inc., has authorized 10,000,000,000 shares of $.01 par value common stock to be issued as Series A common shares, the investment portfolio represented by such shares is referred to as IAI Emerging Growth Fund. As of March 31, 1995, Emerging Growth Fund had 21,654,161 shares outstanding.

     As of July 11, 1995, no person held of record or, to the knowledge of Emerging Growth Fund beneficially owned more than 5% of the outstanding shares of Emerging Growth Fund, except as set forth in the following table:

--------------------------------------------------------------------
Name and Address                             Number of    Percent of
 of Shareholder                                Shares        Class
--------------------------------------------------------------------
Charles Schwab & Co., Inc.                 2,125,260.852      9.26
Attn:  Mutual Funds Department
101 Montgomery Street
San Francisco, CA 94101

Strafe & Co.                               1,537,315.394      6.70
FAO In Thomson Consumer Electronics SAL
Attn: Mutual Funds
235 West Schrock Road
Westerville, Ohio 43081

     In addition, as of July 11, 1995, Emerging Growth Fund's officers and directors as a group owned less than 1% of Emerging Growth Fund's outstanding shares.

GROWTH FUND

     IAI Growth Fund is a separate portfolio of IAI Investment Funds II, Inc., a Minnesota corporation whose shares of common stock are currently issued in one series (Series A). Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of IAI Investment Funds II, Inc., is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. IAI Investment Funds II, Inc., has authorized 10,000,000,000 shares of $.01 par value common stock to be issued as Series A common shares. The investment portfolio represented by such shares is referred to as IAI Growth Fund. As of March 31, 1995, the Fund had 2,447,689 shares outstanding.

     As of July 11, 1995, no person held of record or, to the knowledge of Growth Fund, beneficially owned more than 5% of the outstanding shares of Growth Fund, except as set forth in the following table:

-------------------------------------------------------------------
Name and Address                             Number of   Percent of
 of Shareholder                                Shares       Class
-------------------------------------------------------------------
Brothers of the Christian Schools of the    140,351.114      7.99
St. Louis District "Fund A"
2101 Rue de la Salle
Glencoe, MO 63038

     In addition, as of July 11, 1995, Growth Fund's officers and directors as a group owned less than 1% of Growth Fund's outstanding shares.

GROWTH AND INCOME FUND

     IAI Growth and Income Fund is a separate portfolio of IAI Investment Funds VII, Inc., a Minnesota corporation whose shares of common stock are currently issued in one series (Series A). Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of IAI Investment Funds VII, Inc., is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. IAI Investment Funds VII, Inc., has authorized 10,000,000,000 shares of $.01 par value common stock to be issued as Series A common shares. The investment portfolio represented by such shares is referred to as IAI Growth and Income Fund. As of March 31, 1995, the Fund had 7,072,342 shares outstanding.

     As of July 11, 1995, no person held of record or, to the knowledge of Growth and Income Fund, beneficially owned more than 5% of the outstanding shares of Growth and Income Fund, except as set forth in the following table:

-------------------------------------------------------------------
Name and Address                             Number of   Percent of
 of Shareholder                               Shares       Class
-------------------------------------------------------------------
Pentair, Inc. Retirement Savings & Stock    612,381.910     10.89
401(k) Plan
1500 County Road 32 W
St. Paul, MN  55113-3105

     In addition, as of July 11, 1995, Growth and Income Fund's officers and directors as a group owned less than 1% of Growth and Income Fund's outstanding shares.

MIDCAP GROWTH FUND

     IAI Midcap Growth Fund is a separate portfolio of IAI Investment Funds VI, Inc., a Minnesota corporation whose shares of common stock are currently issued in seven series (Series A through G). Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of IAI Investment Funds VI, Inc., is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. IAI Investment Funds VI, Inc., has authorized 10,000,000,000 shares of $.01 par value common stock to be issued as Series C common shares, the investment portfolio represented by such shares is referred to as IAI Midcap Growth Fund. As of March 31, 1995, Midcap Growth Fund had 5,736,230 shares outstanding.

     As of July 11, 1995, no person held of record or, to the knowledge of Midcap Growth Fund beneficially owned more than 5% of the outstanding shares of Midcap Growth Fund, except as set forth in the following table:

-----------------------------------------------------------------------------
Name and Address                      Number of         Percent of
 of Shareholder                        Shares              Class
-----------------------------------------------------------------------------
Charles Schwab & Co., Inc.           886,036.026           14.82
Attn:  Mutual Funds Department
101 Montgomery Street
San Francisco, CA 94104

     In addition, as of July 11, 1995, Midcap Growth Fund's officers and directors as a group owned less than 1% of Midcap Growth Fund's outstanding shares.


REGIONAL FUND

     IAI Regional Fund is a separate portfolio of IAI Investment Funds IV, Inc., a Minnesota corporation whose shares of common stock are currently issued in one series (Series A). Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of IAI Investment Funds IV, Inc., is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. IAI Investment Funds IV, Inc., has authorized 10,000,000,000 shares of $.01 par value common stock to be issued as Series A common shares. The investment portfolio represented by such shares is referred to as IAI Regional Fund. As of March 31, 1995, Regional Fund had 24,272,468 shares outstanding.

     As of July 11, 1995, no person held of record or, to the knowledge of Regional Fund, beneficially owned more than 5% of the outstanding shares of Regional Fund, except as set forth in the following table:

-----------------------------------------------------------------------------
Name and Address                      Number of         Percent of
 of Shareholder                        Shares             Class
-----------------------------------------------------------------------------
Charles Schwab & Co., Inc.          1,475,388.859           6.24
Attn:  Mutual Funds Department
101 Montgomery Street
San Francisco, CA  94104

     As of July 11, 1995, Regional Fund's officers and directors as a group owned less than 1% of Regional Fund's outstanding shares.


VALUE FUND

     IAI Value Fund is a separate portfolio of IAI Investment Funds VIII, Inc. a Minnesota corporation whose shares of common stock are currently issued in one series (Series A). Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of IAI Investment Funds VIII, Inc., is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval. IAI Investment Funds VIII, Inc., has authorized 10,000,000,000 shares of $.01 par value common stock to be issued as Series A common shares. The investment portfolio represented by such shares is referred to as IAI Value Fund. As of March 31, 1995, Value Fund had 3,636,130 shares outstanding.

    As of July 11, 1995, no person held of record or, to the knowledge of Value Fund, beneficially owned more than 5% of the outstanding shares of Value Fund, except as set forth in the following table:

-----------------------------------------------------------------------------
Name and Address                      Number of         Percent of
 of Shareholder                        Shares              Class
-----------------------------------------------------------------------------
First Trust, N.A. Trustee for
NSP Retirement Savings Trust         278,691.324            7.83
P.O. Box 64482
St. Paul, MN  55164-0482

Charles Schwab & Co., Inc.           437,609.570           12.30
Attn:  Mutual Funds Department
101 Montgomery Street
San Francisco, CA 94104

          As of July 11, 1995, Value Fund's officers and directors as a group owned less than 1% of Value Fund's outstanding shares.


                   NET ASSET VALUE AND PUBLIC OFFERING PRICE

    The portfolio securities in which each Fund invests fluctuate in value, and hence, for each Fund, the net asset value per share also fluctuates.

    The net asset value per share of a Fund is determined once daily normally as of the close of trading on the New York Stock Exchange, normally 3:00 p.m. Central time, on each business day on which the New York Stock Exchange is open for trading, and may be determined on additional days as required by the Rules of the Securities and Exchange Commission. The New York Stock Exchange is closed, and the net asset value per share of the Fund is not determined, on the following national holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

    On March 31, 1995, each Fund's net asset value and public offering price per share were calculated as follows:

    Emerging Growth Fund
    --------------------

    NAV = Net Assets ($342,873,905)            =  $15.83
          ----------------------------------
          Shares Outstanding (21,654,161)


    Growth Fund
    -----------

    NAV = Net Assets ($26,793,763)             =  $10.95
          ----------------------------------
          Shares Outstanding (2,447,689)

    Growth and Income Fund
    ----------------------

    NAV = Net Assets ($101,255,839)            =  $14.32
          ----------------------------------
          Shares Outstanding (7,072,342)

    Midcap Growth Fund
    ------------------

    NAV = Net Assets ($88,075,447)             =   $15.35
          ----------------------------------
          Shares Outstanding (5,736,230)


    Regional Fund
    -------------

    NAV = Net Assets ($523,364,230)            =   $21.56
          ----------------------------------
          Shares Outstanding (24,272,468)


    Value Fund
    ----------

    NAV = Net Assets ($40,600,954)             =   $11.17
          ---------------------------------
          Shares Outstanding (3,636,130)


                       PURCHASES AND REDEMPTIONS IN KIND

     In extraordinary circumstances, Fund shares may be purchased for cash or in exchange for securities which are permissible investments of a Fund, subject to IAI's discretion and its determination that the securities are acceptable. Securities accepted in exchange will be valued on the basis of market quotations, or if the market quotations are not available, by a method that IAI believes accurately reflects fair value. In addition, securities accepted in exchange are required to be liquid securities that are not restricted as to transfer. Also in extraordinary circumstances, if a shareholder so desires, and IAI so agrees, Fund shares may be redeemed in exchange for securities held by a Fund. Securities redeemed in exchange will be valued on the basis of market quotations, or if market quotations are not available, by a method that IAI believes accurately reflects fair value.


                                   TAX STATUS

    The tax status of the Funds and the distributions of the Fund are summarized in the Prospectus under "Dividends, Distributions and Tax Status."

    Under the Internal Revenue Code of 1986, as amended (the "Code"), individual shareholders may not exclude any amount of distributions from Fund gross income that is derived from dividends; corporate shareholders, however, are permitted to deduct 70% of qualifying dividend distributions from domestic corporations. Such a deduction by a corporate shareholder will depend upon the portion of the Fund's gross income that is derived from dividends received from domestic corporations. Since it is anticipated that a portion of the net investment income of the Fund may derive from sources other than dividends from domestic corporations, a portion of the Fund's dividends may not qualify for this exclusion. Distributions designated as long-term capital gain distributions will be taxable to the shareholder as long-term capital gains regardless of how long the shareholder has held the shares. Such distributions will not be eligible for the dividends received exclusion referred to above.

    Ordinarily, distributions and redemption proceeds earned by Fund shareholders are not subject to withholding of federal income tax. However, each Fund is required to withhold 31% of a shareholder's distributions and redemption proceeds upon the occurrence of certain events specified in Section 3406 of the Code and regulations promulgated thereunder. These events include the failure of a Fund shareholder to supply the Fund with such shareholder's taxpayer identification number, and the failure of a Fund shareholder who is otherwise exempt from withholding to properly document such shareholder's status as an exempt recipient. Additionally, distributions may be subject to state and local income taxes, and the treatment thereunder may differ from the federal income tax consequences discussed above.

     If Fund shares are sold or otherwise disposed of more than one year from the date of acquisition, the difference between the price paid for the shares and the sales price will result in long-term capital gain or loss to a Fund shareholder if, as is usually the case, a Fund shares are a capital asset in the hands of a Fund shareholder at that time. However, under a special provision in the Code, if Fund shares with respect to which a long-term capital gain distribution has been, or will be, made are held for six months or less, any loss on the sale or other disposition of such shares will be long-term capital loss to the extent of such distribution.

     Under the Code, each Fund will be subject to a non-deductible excise tax equal to 4% of the excess, if any, of the amount of investment income and capital gains required to be distributed pursuant to the Code for each calendar year over the amount actually distributed. In order to avoid this excise tax, each Fund generally must declare dividends by the end of each calendar year representing 98% of the Fund's ordinary income for such calendar year and 98% of its capital gain net income, if any, for the twelve-month period ending October 31 of the same calendar year. The excise tax is not imposed, however, an undistributed income that is already subject to corporate income tax. It is each Fund's policy not to distribute capital gains until capital loss carryovers, if any, either are utilized or expire.

     Income received from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax applicable to such income in advance since the precise amount of a Fund's assets to be invested in various countries is not known. Any amount of taxes paid by a Fund to foreign countries will reduce the amount of income available to a Fund for distributions to shareholders.

     The foregoing is a general and abbreviated summary of the Code and Treasury regulations in effect as of the date of each Fund's Prospectus and this Statement of Additional Information. The foregoing relates solely to the federal income tax law applicable to "U.S. persons," i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates. Shareholders who are not U.S. persons are encouraged to consult a tax adviser regarding the income tax consequences of acquiring shares of a Fund.


                        LIMITATION OF DIRECTOR LIABILITY

     Under Minnesota law, each Fund's Board of Directors owes certain fiduciary duties to the Fund and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care." Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director
(i) for any breach of the director's duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (iv) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of IAI Investment Funds II, Inc., IAI Investment Funds IV, Inc., IAI Investment Funds VI, Inc., IAI Investment Funds VII, Inc., and IAI Investment Funds VIII, Inc., limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act of 1940 (which Act prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their role as directors).

     Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" of the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers). Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act of 1940 and the rules and regulations adopted under such Act.

                              FINANCIAL STATEMENTS

     For all Funds other than Capital Appreciation Fund, the financial statements, included as part of the Funds' 1995 Annual Report to shareholders, are incorporated herein by reference. Such Annual Report may be obtained by shareholders on request from the Funds at no charge. Capital Appreciation Fund has no financial statements at this time.

                                    PART C


Item 24.  Financial Statements and Exhibits
-------   ---------------------------------

          (a)  Financial Statements (1)

          (b)  Exhibits

               (1) Articles of Incorporation (4)

               (2) Bylaws (4)

               (5) Investment Advisory Agreement (4)

               (6A) Distribution and Shareholders Services Agreement (6)
               (6B)  Dealer Sales Agreement (6)
               (6C) Shareholder Services Agreement (6)

               (8) Custodian Agreement (4)

               (9) Administrative Agreement (2)

               (11) Consent of Independent Auditors

               (15)  Plan of Distribution (4)

               (16) Calculations of Total Returns (3)

               (99)  Annual Report (5)

------------------------

(1)  Incorporated by reference in Part B of the Registration Statement.

(2) Incorporated by reference to Post-Effective Amendment to Registrant's Registration Statement on Form N-1A filed on May 31, 1989.

(3) Incorporated by reference to Post-Effective Amendment to Registrant's Registration Statement on Form N-1A filed on May 31, 1988.

(4) Incorporated by reference to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A filed on June 3, 1993.

(5) Incorporated by reference to the Annual Report filed electronically on Form N-30D on May 26, 1995.

(6) Incorporated by reference to Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A filed on July 31, 1995.

                                     III-1

Item 25.  Persons Controlled by or Under Common Control with Registrant.
-------   -------------------------------------------------------------

     See the sections of the Prospectus entitled "Management" and "Description of Common Stock" and the section of the Statement of Additional Information entitled "Investment Advisory and Administrative Services," filed as part of this Registration Statement.

Item 26.  Number of Holders Securities.
-------   ----------------------------

                                                Number of Record Holders
Portfolio                   Title of Class      as of December 31, 1995
---------                   --------------      -----------------------

IAI Growth & Income Fund    Common Stock               2,749

Item 27.  Indemnification.
-------   ---------------

     Incorporated by reference to Registrant's Post-Effective Amendment filed on July 31, 1986.

Item 28.    Business and Other Connections of Investment Adviser.
-------     ----------------------------------------------------

     Information on the business of Investment Advisers, Inc. ("IAI") is described in the Prospectus section "Management" and in Part B of this Registration Statement in the section "Management."

     The senior officers and directors of IAI and their titles are as follows:

   Name                               Title
   ----                               -----

Jeffrey R. Applebaum                  Senior Vice President
Charles P. Barrington                 Director
Scott Allen Bettin                    Senior Vice President
Richard Oliver Bernays                Chairman of the Board
Archie Campbell Black, III            Senior Vice President/CFO/Treasurer
Stephen C. Coleman                    Senior Vice President
Hugh Freedberg                        Chairman of the Board
Larry Ray Hill                        Executive Vice President/Director
Richard A. Holway                     Senior Vice President
Irving Philip Knelman                 Executive Vice President/Director
Rick D. Leggott                       Senior Vice President
Timothy A. Palmer                     Senior Vice President
Douglas Rugh Platt                    Senior Vice President
Andrew Scott Plummer                  Director
Noel Paul Rahn                        Chief Executive Officer/Director
R. David Spreng                       Senior Vice President
Christopher John Smith                Senior Vice President/Secretary
Eric St. C. Stobart                   Director
Richard Edward Struthers              Executive Vice President/Director
Suzanne F. Zak                        Senior Vice President

     All of such persons have been affiliated with IAI for more than two years except Messrs. Barrington, Plummer and Stobart. Prior to being appointed to the Board in 1994, Mr. Barrington was and remains Managing Director of Hill Samuel Bank, 100 Wood Street, London, England EC2P 2AJ, since 1991. Prior to being appointed to the Board in 1994, Mr. Freedberg was and remains Chief Executive Officer of Hill Samuel Bank, 100 Wood Street, London, England EC2P 2AJ, since 1991. Prior to being appointed to the Board in 1994, Mr. Plummer was and remains Legal Adviser to Lloyds TSB Group plc, 60 Lombard Street, London, England EC3V

                                     III-2

9DN, since 1988. Prior to being appointed to the Board in 1994, Mr. Stobart was and remains Director of Hill Samuel Bank, 100 Wood Street, London, England EC2P 2AJ, since 1977.

     Certain directors and officers of IAI are directors and/or officers of the Registrant, as described in the section of the Statement of Additional Information entitled "Management," filed as a part of this Registration Statement.

     The address of the officers and directors of IAI is that of IAI, which is 3700 First Bank Place, P. O. Box 357, Minneapolis, Minnesota 55440.

     Certain of the officers and directors of IAI also serve as officers and directors of IAI International Ltd. Both IAI and IAI International are wholly-owned subsidiaries of Hill Samuel Group BV, a London-based merchant banking and financial services firm which, in turn, is owned by Lloyds TSB Group plc, a publicly-held financial services organization based in London, England. The senior officers and directors of IAI International and their titles are as follows:

Name                           Title
----                           -----

Noel Paul Rahn                 Chairman of the Board of Directors
Richard Bernays                Director
Roy C. Gillson                 Chief Investment Officer/Director
Irving Philip Knelman          Director
Hilary Fane                    Deputy Chief Investment Officer/Director
Feidhlim O'Broin               Associate Director

     Certain of the officers and directors of IAI also serve as officers and directors of IAI Trust Company, a wholly-owned subsidiary of IAI. The principal officers and directors of IAI Trust Company and their titles are as follows:

Name                           Title
----                           -----

Richard E. Struthers           Chairman of the Board
John G. Flesch                 Director/President
Christopher J. Smith           Director/Secretary
Archie C. Black                Director/Treasurer
Christie Haagensen             Director of Client Services


Item 29.  Principal Underwriters
-------   ----------------------

          (a) IAI Securities is also the principal underwriter for IAI Investment Funds I, Inc., IAI Investment Funds II, Inc., IAI Investment Funds III, Inc., IAI Investment Funds IV, Inc., IAI Investment Funds V, Inc., IAI Investment Funds VI, Inc., and IAI Investment Funds VIII, Inc.

          (b) The officers and directors of IAI Securities and the positions, if any, such officers and directors hold with the Registrant are set forth below. The business address of such persons is 3700 First Bank Place, Minneapolis, Minnesota 55402.

                                     III-3

Name and Principal       Positions and Offices        Positions and Offices
Business Address            with Underwriter          with Registrant
----------------            ----------------          ---------------

Noel P. Rahn            Chairman of the Board         Chairman of the Board

Richard E. Struthers    President/Director            President/Director

Douglas R. Platt        Vice President/Director       None

R. David Spreng         Vice President/Director       None

Christopher J. Smith    Secretary                     None

Archie C. Black, III    CFO/Treasurer                 Treasurer

William C. Joas         Chief Compliance Officer      Secretary


Item 30.   Location of Accounts and Records.
-------    --------------------------------

     The Custodian for Registrant is Norwest Bank Minnesota, N.A., Norwest Center, Sixth & Marquette, Minneapolis, Minnesota 55479. The Custodian maintains records of all cash transactions of Registrant. All other books and records of Registrant, including books and records of Registrant's investment portfolios, are maintained by IAI. IAI also acts as Registrant's transfer agent and dividend disbursing agent, at 3700 First Bank Place, Minneapolis, Minnesota 55402.

Item 31.  Management Services.
-------   -------------------

     Not applicable.

Item 32.  Undertakings.
-------   ------------

          (a)  Not applicable.

          (b)  Not applicable.

          (c) Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of its latest annual report to shareholders, upon request and without change.

                                     III-4

                                  SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of its Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota, on the 31st day of January, 1996.



                             IAI INVESTMENT FUNDS VII, INC.
                                 (Registrant)



                             By  /s/ Richard E. Struthers
                                 -----------------------------------
                                 Richard E. Struthers, President



     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


/s/ Richard E. Struthers      President (principal            January 31, 1996
------------------------      executive officer) & Director
Richard E. Struthers


/s/ Archie C. Black III       Treasurer (principal            January 31, 1996
-----------------------       financial and accounting
Archie C. Black III           officer)



Noel P. Rahn (1)
Director

Madeline Betsch (1)
Director

W. William Hodgson (1)
Director

George R. Long (1)
Director

J. Peter Thompson (1)
Director

Charles H. Withers (1)
Director


/s/ William C. Joas    January 31, 1996
-------------------
William C. Joas,
Attorney-in-fact

(1)  Registrant's directors executing Powers of Attorney dated August 18, 1993.

                                 EXHIBIT INDEX
                                 -------------


Exhibit No.        Exhibit Description                  Sequential Page No.
-----------        -------------------                  -------------------

   11              Consent of Independent Auditors